SEC. File Nos.  002-98199
811-04318

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 35
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 34
____________

THE AMERICAN FUNDS INCOME SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________

KIMBERLY S. VERDICK, Secretary
The American Funds Income Series
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. Flower Street
Los Angeles, California 90071-2371
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:

It is proposed that this filing become effective on November 1, 2007 pursuant to paragraph (b) of rule 485.

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

[logo - American Funds/(R)/]           The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 PROSPECTUS

 November 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
21    Sales charges
24    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing primarily in securities that are guaranteed or sponsored by the U.S. government. All securities held by the fund will be rated AAA/Aaa or equivalent.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

At least 80% of the fund's assets will be invested in securities that are guaranteed or sponsored by the U.S. government, including debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National
Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa (or in unrated securities determined to be of equivalent quality by the fund's investment adviser).

While the fund invests in the highest quality debt securities, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. Prepayment risk is the risk that the issuers of fixed-income securities owned by the fund will prepay them at a time when interest rates have declined, which may require the fund to reinvest the proceeds in lower yielding securities. It is important to note that neither the fund nor its yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                   U.S. Government Securities Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997          8.39
1998          7.87
1999         -1.59
2000         11.93
2001          6.41
2002          9.02
2003          1.91
2004          2.88
2005          2.27
2006          3.15
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            4.59%  (quarter ended September 30, 1998)
LOWEST            -2.00%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.71%.

                                       2

U.S. Government Securities Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                   U.S. Government Securities Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85
 Before taxes                          -0.75%   3.02%    4.75%        6.51%
 After taxes on distributions          -2.18    1.69     2.86          N/A
 After taxes on distributions and      -0.51    1.78     2.87          N/A
sale of fund shares

                                     1 YEAR  5 YEAR   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                        -2.52%  2.72%       4.51%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         1.38   3.01        3.13
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                         3.22   3.82        3.92
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/20/02
 Before taxes                        -0.78    N/A        2.79
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/20/02
 Before taxes                        -2.65    N/A        2.34
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                         1.32    N/A        2.73
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                         2.84    N/A        3.50
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 10/11/02
 Before taxes                         3.33    N/A        2.72

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Citigroup Treasury/Govt               4.26%    4.78%    6.10%        7.78%
 Sponsored/Mortgage Index/3/
 Lipper General U.S. Government Funds  2.71     3.85     5.10         6.69
 Average/4/
 Consumer Price Index/5/               2.54     2.69     2.44         2.96
-------------------------------------------------------------------------------
Class A annualized 30-day yield at August 31, 2007: 4.33%/6/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
     Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
     GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
/5/  Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
     U.S. Department of Labor, Bureau of Labor Statistics.
/6/  Reflects a fee waiver (4.30% without the waiver) as described in the Annual
     Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

U.S. Government Securities Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    3.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent        none/5/    5.00%/6/    1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.32%    0.32%    0.32%    0.32%
-------------------------------------------------------------------------------
 Distribution and/or service         0.26     1.00     1.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.21     0.19     0.23     0.15
-------------------------------------------------------------------------------
 Total annual fund operating         0.79     1.51     1.55     0.72
 expenses/8/

                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.32%    0.32%    0.32%    0.32%    0.32%
-------------------------------------------------------------------------------
 Distribution and/or service         0.22     1.00     1.00     0.50       --
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10/,/12/             0.30     0.32     0.31     0.30     0.30
-------------------------------------------------------------------------------
 Total annual fund operating         0.84     1.64     1.63     1.12     0.62
 expenses/8/

/1/  Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/2/  Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/3/  Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/  The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
/5/  A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/  The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
/7/  The contingent deferred sales charge is eliminated one year after purchase.

/8/  The fund's investment adviser is currently waiving 10% of its management fee.
     The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

/9/  Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees may not exceed
     1.00% of each class' average net assets annually.
/10/ Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
/11/ Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed
     .75% of the class' average net assets annually.
/12/ Includes .10% paid to a state or states for oversight and administrative services.

                                       5

                                   U.S. Government Securities Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $453    $618    $  797     $1,316
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           654     877     1,024      1,607
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        154     477       824      1,607
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           258     490       845      1,845
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           158     490       845      1,845
-------------------------------------------------------------------------------
 Class F -- excluding intermediary fees/5/    74     230       401        894
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                          477     672       882      1,477
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/,/6/   687     956     1,149      1,831
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  187     556       949      1,831
 redemption/3/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/,/6/   285     553       943      2,032
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    185     553       943      2,032
-------------------------------------------------------------------------------
 Class 529-E/6/                              134     395       675      1,466
-------------------------------------------------------------------------------
 Class 529-F -- excluding intermediary        83     238       405        880
 fees/5/,/6/

/1/  Reflects the maximum initial sales charge.

/2/  Reflects applicable contingent deferred sales charges through year six and
     Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/  Reflects Class A or 529-A expenses for years nine and 10 because Class B and
     529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/  Reflects a contingent deferred sales charge in the first year.
/5/  Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
/6/  Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       6

U.S. Government Securities Fund / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government, including securities issued by U.S.
governmental agencies or instrumentalities that are not guaranteed by the U.S.
government. In addition, the fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser. Such investments may include securities backed by pools of mortgages, also called
"mortgage-backed securities" or other asset-backed securities.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.
Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       7

                                   U.S. Government Securities Fund / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

                                       8

U.S. Government Securities Fund / Prospectus


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FROM 10/17/85
 Before taxes                          3.15%    3.81%    5.15%        6.70%
 After taxes on distributions          1.67     2.47     3.26          N/A
 After taxes on distributions and      2.03     2.46     3.23          N/A
 sale of fund shares

                                     1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                        2.43%    3.07%       4.51%
-------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                        2.37     3.01        3.13
-------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                        3.22     3.82        3.92
-------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/20/02
 Before taxes                        3.12      N/A        3.61
-------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/20/02
 Before taxes                        2.29      N/A        2.72
-------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                        2.31      N/A        2.73
-------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                        2.84      N/A        3.50
-------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 10/11/02
 Before taxes                        3.33      N/A        2.72

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Citigroup Treasury/Govt            4.26%    4.78%      6.10%        7.78%
 Sponsored/Mortgage Index/3/
 Lipper General U.S. Government     2.71     3.85       5.10         6.69
 Funds Average/4/
 Consumer Price Index/5/            2.54     2.69       2.44         2.96
Class A distribution rate at December 31, 2006: 4.49%/6/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
     Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
     GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
/5/  Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
     U.S. Department of Labor, Bureau of Labor Statistics.

/6/  Reflects a fee waiver (4.45% without the waiver) as described in the Annual
     Fund Operating Expenses table under "Fees and expenses of the fund." Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       9

                                   U.S. Government Securities Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of August 31, 2007

Mortgage-backed obligations                              52.7%
U.S. Treasury bonds & notes                              26.9%
Federal agency bonds & notes                              9.7%
Asset-backed obligations                                  5.3%
Short-term securities & other assets less liabilities     5.4%
[end pie chart]

 QUALITY BREAKDOWN AS OF AUGUST 31, 2007
                                                         PERCENT OF NET ASSETS

 U.S. government obligations*                                    31.8%
-------------------------------------------------------------------------------
 Federal agencies                                                45.5
-------------------------------------------------------------------------------
 Aaa/AAA                                                         17.3
-------------------------------------------------------------------------------
 Short-term securities and other assets less liabilities          5.4

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

U.S. Government Securities Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended August 31, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on a separate basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       11

                                   U.S. Government Securities Fund / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

                                       12

U.S. Government Securities Fund / Prospectus


The primary individual portfolio counselors for U.S. Government Securities Fund are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------

 JOHN H. SMET             21 years     Senior Vice President   Serves as a
 President and Trustee                 - Fixed Income,         fixed-income portfolio
                                       Capital Research and    counselor
                                       Management Company

                                       Investment
                                       professional for 25
                                       years in total;
                                       24 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 THOMAS H. HOGH           11 years     Senior Vice President   Serves as a
 Vice President                        - Fixed Income,         fixed-income portfolio
                                       Capital Research        counselor
                                       Company

                                       Investment
                                       professional for 21
                                       years in total;
                                       18 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 MARK R. MACDONALD         1 year      Senior Vice President   Serves as a
                                       - Fixed Income, and     fixed-income portfolio
                                       Director, Capital       counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 22
                                       years in total;
                                       13 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                                   U.S. Government Securities Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

U.S. Government Securities Fund / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class
529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

.. availability of share classes:

  -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       15

                                   U.S. Government Securities Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than F shares,
                         depending on relative expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, and may be higher than A shares, depending
                         on relative expenses
 Purchase maximum        none
 Conversion              none

                                       16

U.S. Government Securities Fund / Prospectus


Purchase and exchange of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR

                                       17

                                   U.S. Government Securities Fund / Prospectus

UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT
LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION.
PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a

                                       18

U.S. Government Securities Fund / Prospectus


purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series/(R)/; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                                       19

                                   U.S. Government Securities Fund / Prospectus

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $    250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

/1/  Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/  For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

                                       20

U.S. Government Securities Fund / Prospectus


MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       21

                                   U.S. Government Securities Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value,

                                       22

U.S. Government Securities Fund / Prospectus


 may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset

                                       23

                                   U.S. Government Securities Fund / Prospectus

values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE
AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL
INFORMATION OR FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

                                       24

U.S. Government Securities Fund / Prospectus


 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding direct purchases of American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class
 A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge;
 however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       25

                                   U.S. Government Securities Fund / Prospectus

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       26

U.S. Government Securities Fund / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       27

                                   U.S. Government Securities Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       28

U.S. Government Securities Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on
Class A or C shares will be

                                       29

                                   U.S. Government Securities Fund / Prospectus

credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       30

U.S. Government Securities Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       31

                                   U.S. Government Securities Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset                     (both                      Dividends
                                      value,         Net          realized      Total from    (from net     Net asset
                                     beginning   investment         and         investment    investment  value, end of
                                     of period     income       unrealized)     operations     income)       period
-------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2007                  $13.32        $.59          $ .03            $.61         $(.59)       $13.35
Year ended 8/31/2006                   13.72         .52           (.39)            .13          (.53)        13.32
Year ended 8/31/2005                   13.74         .44             --/5/          .44          (.46)        13.72
Year ended 8/31/2004                   13.59         .43            .17             .60          (.45)        13.74
Year ended 8/31/2003                   13.73         .42           (.10)            .32          (.46)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2007                   13.32         .49            .03             .52          (.49)        13.35
Year ended 8/31/2006                   13.72         .43           (.39)            .04          (.44)        13.32
Year ended 8/31/2005                   13.74         .34             --/5/          .34          (.36)        13.72
Year ended 8/31/2004                   13.59         .33            .17             .50          (.35)        13.74
Year ended 8/31/2003                   13.73         .32           (.10)            .22          (.36)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2007                   13.32         .49            .03             .51          (.49)        13.35
Year ended 8/31/2006                   13.72         .42           (.39)            .03          (.43)        13.32
Year ended 8/31/2005                   13.74         .33             --/5/          .33          (.35)        13.72
Year ended 8/31/2004                   13.59         .32            .17             .49          (.34)        13.74
Year ended 8/31/2003                   13.73         .31           (.10)            .21          (.35)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2007                  $13.32        $.60          $ .03            $.62         $(.60)       $13.35
Year ended 8/31/2006                   13.72         .53           (.39)            .14          (.54)        13.32
Year ended 8/31/2005                   13.74         .44             --/5/          .44          (.46)        13.72
Year ended 8/31/2004                   13.59         .43            .17             .60          (.45)        13.74
Year ended 8/31/2003                   13.73         .42           (.10)            .32          (.46)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2007                   13.32         .58            .03             .61          (.58)        13.35
Year ended 8/31/2006                   13.72         .52           (.39)            .13          (.53)        13.32
Year ended 8/31/2005                   13.74         .43             --/5/          .43          (.45)        13.72
Year ended 8/31/2004                   13.59         .42            .17             .59          (.44)        13.74
Year ended 8/31/2003                   13.73         .42           (.10)            .32          (.46)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2007                   13.32         .48            .03             .50          (.48)        13.35
Year ended 8/31/2006                   13.72         .41           (.39)            .02          (.42)        13.32
Year ended 8/31/2005                   13.74         .32             --/5/          .32          (.34)        13.72
Year ended 8/31/2004                   13.59         .31            .17             .48          (.33)        13.74
Year ended 8/31/2003                   13.73         .29           (.10)            .19          (.33)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2007                   13.32         .48            .03             .50          (.48)        13.35
Year ended 8/31/2006                   13.72         .41           (.39)            .02          (.42)        13.32
Year ended 8/31/2005                   13.74         .32             --/5/          .32          (.34)        13.72
Year ended 8/31/2004                   13.59         .31            .17             .48          (.33)        13.74
Year ended 8/31/2003                   13.73         .29           (.10)            .19          (.33)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2007                  $13.32        $.54          $ .03            $.57         $(.54)       $13.35
Year ended 8/31/2006                   13.72         .48           (.39)            .09          (.49)        13.32
Year ended 8/31/2005                   13.74         .39             --/5/          .39          (.41)        13.72
Year ended 8/31/2004                   13.59         .38            .17             .55          (.40)        13.74
Year ended 8/31/2003                   13.73         .37           (.10)            .27          (.41)        13.59
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2007                   13.32         .61            .03             .64          (.61)        13.35
Year ended 8/31/2006                   13.72         .54           (.39)            .15          (.55)        13.32
Year ended 8/31/2005                   13.74         .43             --/5/          .43          (.45)        13.72
Year ended 8/31/2004                   13.59         .41            .17             .58          (.43)        13.74
Period from 10/11/2002 to 8/31/2003    13.83         .30           (.15)            .15          (.39)        13.59
(The Financial Highlights table continues on the following page.)

                                         Total
                                      return/3/,/4/
----------------------------------------------------

CLASS A:
Year ended 8/31/2007                     4.72%
Year ended 8/31/2006                     1.04
Year ended 8/31/2005                     3.23
Year ended 8/31/2004                     4.49
Year ended 8/31/2003                     2.29
----------------------------------------------------
CLASS B:
Year ended 8/31/2007                     3.99
Year ended 8/31/2006                      .32
Year ended 8/31/2005                     2.51
Year ended 8/31/2004                     3.72
Year ended 8/31/2003                     1.58
----------------------------------------------------
CLASS C:
Year ended 8/31/2007                     3.94
Year ended 8/31/2006                      .27
Year ended 8/31/2005                     2.45
Year ended 8/31/2004                     3.65
Year ended 8/31/2003                     1.51
----------------------------------------------------
CLASS F:
Year ended 8/31/2007                     4.80%
Year ended 8/31/2006                     1.10
Year ended 8/31/2005                     3.24
Year ended 8/31/2004                     4.45
Year ended 8/31/2003                     2.29
----------------------------------------------------
CLASS 529-A:
Year ended 8/31/2007                     4.66
Year ended 8/31/2006                     1.00
Year ended 8/31/2005                     3.18
Year ended 8/31/2004                     4.40
Year ended 8/31/2003                     2.31
----------------------------------------------------
CLASS 529-B:
Year ended 8/31/2007                     3.85
Year ended 8/31/2006                      .19
Year ended 8/31/2005                     2.34
Year ended 8/31/2004                     3.54
Year ended 8/31/2003                     1.38
----------------------------------------------------
CLASS 529-C:
Year ended 8/31/2007                     3.86
Year ended 8/31/2006                      .20
Year ended 8/31/2005                     2.35
Year ended 8/31/2004                     3.55
Year ended 8/31/2003                     1.39
----------------------------------------------------
CLASS 529-E:
Year ended 8/31/2007                     4.38%
Year ended 8/31/2006                      .73
Year ended 8/31/2005                     2.88
Year ended 8/31/2004                     4.08
Year ended 8/31/2003                     1.92
----------------------------------------------------
CLASS 529-F:
Year ended 8/31/2007                     4.90
Year ended 8/31/2006                     1.20
Year ended 8/31/2005                     3.20
Year ended 8/31/2004                     4.33
Period from 10/11/2002 to 8/31/2003      1.04
(The Financial Highlights table continues on the following page.)

                                       32

U.S. Government Securities Fund / Prospectus


                                                     Ratio of     Ratio of
                                                     expenses     expenses
                                                    to average   to average
                                                    net assets   net assets
                                      Net assets,     before        after       Ratio of net
                                        end of         reim-        reim-          income
                                        period      bursements/  bursements/   to average net
                                     (in millions)    waivers    waivers/4/      assets/4/
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2007                    $1,758         .79%         .76%           4.38%
Year ended 8/31/2006                     1,685         .77          .74            3.89
Year ended 8/31/2005                     1,801         .76          .74            3.17
Year ended 8/31/2004                     1,900         .71          .71            3.14
Year ended 8/31/2003                     2,374         .76          .76            3.01
----------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2007                       158        1.51         1.47            3.66
Year ended 8/31/2006                       169        1.49         1.46            3.17
Year ended 8/31/2005                       196        1.48         1.46            2.45
Year ended 8/31/2004                       221        1.47         1.47            2.38
Year ended 8/31/2003                       291        1.46         1.46            2.23
----------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2007                       125        1.55         1.52            3.62
Year ended 8/31/2006                       109        1.55         1.52            3.11
Year ended 8/31/2005                       120        1.53         1.51            2.40
Year ended 8/31/2004                       122        1.53         1.53            2.32
Year ended 8/31/2003                       170        1.54         1.54            2.19
----------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2007                    $   99         .72%         .69%           4.44%
Year ended 8/31/2006                        76         .71          .68            3.98
Year ended 8/31/2005                        54         .75          .73            3.18
Year ended 8/31/2004                        33         .75          .75            3.04
Year ended 8/31/2003                        23         .75          .75            3.00
----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2007                        44         .84          .81            4.33
Year ended 8/31/2006                        39         .81          .78            3.86
Year ended 8/31/2005                        38         .81          .79            3.13
Year ended 8/31/2004                        34         .80          .80            3.02
Year ended 8/31/2003                        31         .68          .68            2.91
----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2007                        13        1.64         1.60            3.53
Year ended 8/31/2006                        13        1.63         1.60            3.03
Year ended 8/31/2005                        14        1.65         1.63            2.29
Year ended 8/31/2004                        13        1.64         1.64            2.20
Year ended 8/31/2003                        14        1.63         1.63            1.92
----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2007                        27        1.63         1.60            3.54
Year ended 8/31/2006                        24        1.62         1.59            3.06
Year ended 8/31/2005                        23        1.64         1.61            2.30
Year ended 8/31/2004                        21        1.63         1.63            2.20
Year ended 8/31/2003                        20        1.62         1.62            1.99
----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2007                    $    4        1.12%        1.09%           4.05%
Year ended 8/31/2006                         3        1.09         1.06            3.60
Year ended 8/31/2005                         3        1.11         1.09            2.83
Year ended 8/31/2004                         2        1.11         1.11            2.71
Year ended 8/31/2003                         2        1.10         1.10            2.48
----------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2007                         3         .62          .59            4.56
Year ended 8/31/2006                         2         .60          .57            4.09
Year ended 8/31/2005                         2         .78          .75            3.18
Year ended 8/31/2004                         1         .86          .86            2.94
Period from 10/11/2002 to 8/31/2003          1         .84/6/       .84/6/         2.49/6/
(The Financial Highlights table continues on the following page.)

                                       33

                                   U.S. Government Securities Fund / Prospectus


                                           YEAR ENDED AUGUST 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      110%        146%        104%         72%          82%
 OF SHARES

/1/  Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/  Based on average shares outstanding.
/3/  Total returns exclude all sales charges, including contingent deferred sales charges.

/4/  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
     Capital Research and Management Company reduced fees for investment advisory services.

/5/  Amount less than $.01.
/6/  Annualized.

                                       34

U.S. Government Securities Fund / Prospectus


NOTES

                                       35

                                   U.S. Government Securities Fund / Prospectus

[logo - American Funds/(R)/]             The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES              American Funds Service Company
                                       800/421-0180
 FOR RETIREMENT PLAN SERVICES          Call your employer or plan administrator
 FOR ADVISER MARKETING                 American Funds Distributors
                                       800/421-9900
 FOR 529 PLANS                         American Funds Service Company
                                       800 /421-0180, ext. 529
 FOR 24-HOUR INFORMATION               American FundsLine
                                       800/325-3590
                                       americanfunds.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[logo - recycled bug]
Printed on recycled paper

Printed on recycled paper
MFGEPR-922-1107P Litho in USA CGD/B/8010    Investment Company File No. 811-04318
----------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International
         Capital Guardian      Capital Bank and Trust


[logo - American Funds/(R)/]                  The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 PROSPECTUS
 ADDENDUM

 November 1, 2007

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of U.S. Government Securities Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust
Company./SM/ Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Risk/Return summary -- pages 1-4

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                              1 YEAR    LIFETIME/*/
---------------------------------------------------------------------

 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                                  3.49%       4.11%

* Lifetime results are measured from the date the share class was first sold.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                           none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.32%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
--------------------------------------------------------------
 Other expenses/2/                                  0.13
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.45

/1/  The fund's investment adviser is currently waiving 10% of its management fee.
     The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus addendum and in the fund's annual report.

/2/  A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $46     $144     $252       $567
-------------------------------------------------------------

Purchase and exchange of shares -- pages 17-20

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 21-23

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights -- pages 32-34

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and
Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report.
The information in the Financial Highlights table has been audited by Deloitte &
Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                       INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/
                                                           Net
                                                          gains
                                                       (losses) on
                               Net                      securities
                              asset                       (both                      Dividends   Net asset
                             value,         Net          realized      Total from    (from net    value,
                            beginning   investment         and         investment    investment   end of      Total
                             of year      income       unrealized)     operations     income)      year     return/2/
-----------------------------------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 8/31/2007        $13.32        $.63          $ .03            $.66         $(.63)     $13.35      5.07%
 Year ended 8/31/2006         13.72         .56           (.39)            .17          (.57)      13.32      1.36
 Year ended 8/31/2005         13.74         .48             --/3/          .48          (.50)      13.72      3.56
 Year ended 8/31/2004         13.59         .47            .17             .64          (.49)      13.74      4.78
 Year ended 8/31/2003         13.73         .46           (.10)            .36          (.50)      13.59      2.63

                                            Ratio of     Ratio of
                                           expenses to  expenses to
                                           average net  average net
                                             assets       assets
                             Net assets,     before        after        Ratio of
                               end of         reim-        reim-       net income
                                year       bursements/  bursements/    to average
                            (in millions)    waivers    waivers/2/    net assets/2/
------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 8/31/2007            $68          .45%         .41%           4.79%
 Year ended 8/31/2006             10          .45          .42            4.24
 Year ended 8/31/2005              8          .43          .41            3.50
 Year ended 8/31/2004              7          .42          .42            3.39
 Year ended 8/31/2003              9          .43          .43            3.31

                                         YEAR ENDED AUGUST 31
                            2007       2006       2005       2004       2003
-------------------------------------------------------------------------------

 PORTFOLIO TURNOVER RATE
 FOR ALL CLASSES OF         110%       146%       104%       72%        82%
 SHARES

/1/  Based on average shares outstanding.

/2/  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
     Capital Research and Management Company reduced fees for investment advisory services.

/3/  Amount less than $.01.


                        THE AMERICAN FUNDS INCOME SERIES
                       (U.S. GOVERNMENT SECURITIES FUND)

                                     Part B
                      Statement of Additional Information

                              November 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of U.S. Government Securities
Fund (the "fund" or "GVT") dated November 1, 2007. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The American Funds Income Series
                       (U.S. Government Securities Fund)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                   U.S. Government Securities Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government.

..    The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa by a nationally recognized statistical ratings organization or unrated securities determined to be of equivalent quality by the fund's investment adviser.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan

                   U.S. Government Securities Fund -- Page 2

Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National
Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm
Credit Bank System.

These securities will be rated AAA by Standard & Poor's Corporation or Aaa by
Moody's Investors Service or unrated but determined to be of equivalent quality.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, the prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on

                   U.S. Government Securities Fund -- Page 3

ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons.
These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie
     Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

                   U.S. Government Securities Fund -- Page 4

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain non-U.S.
jurisdictions the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, and the amount repaid at maturity of the bond to be less than par.

The interest rate for these bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

                   U.S. Government Securities Fund -- Page 5

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less. Investments in these securities are subject to the fund's ratings guidelines.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund's objectives.

                   U.S. Government Securities Fund -- Page 6

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made.

The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended August 31, 2007 and 2006 were 110% and 146%, respectively. Portfolio turnover increased in 2007 as the fund sought to protect shareholder principal and seek attractive investment opportunities during a period of rising interest rates. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provided that the fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after

                   U.S. Government Securities Fund -- Page 7

and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

3.   Invest in companies for the purpose of exercising control or management;

4.   Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

6.   Acquire securities subject to restrictions on disposition imposed by the
Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

7.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

8.   Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

9.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10.  Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12.  Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13.  Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                   U.S. Government Securities Fund -- Page 8

14.  Invest in interests in oil, gas, or other mineral exploration or development programs;

15.  Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.

NONFUNDAMENTAL POLICIES -- The fund has adopted the following nonfundamental investment policies, which may be changed by action of the board of trustees without shareholder approval:

1.   The fund may not issue senior securities, except as permitted by the 1940
Act.

2.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                   U.S. Government Securities Fund -- Page 9

                             MANAGEMENT OF THE FUND

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                NUMBER OF
 POSITION WITH FUND                                         PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A      PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE/2/)                    DURING PAST FIVE YEARS       BY TRUSTEE             BY TRUSTEE
--------------------------------------------------------------------------------------------------------

 Ambassador Richard G.       Corporate director and              15         Carnival Corporation
 Capen, Jr., 73              author; former U.S.
 Trustee (1999)              Ambassador to Spain; former
                             Vice Chairman,
                             Knight-Ridder, Inc.
                             (communications company);
                             former Chairman and
                             Publisher, The Miami Herald
--------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 74   Private investor; former            21         AECOM Technology
 Trustee (1985)              President and CEO, The                         Corporation;
                             Mission Group (non-utility                     Ducommun Incorporated;
                             holding company, subsidiary                    IHOP Corporation;
                             of Southern California                         Southwest Water Company
                             Edison Company)
--------------------------------------------------------------------------------------------------------
 James G. Ellis, 60          Vice Provost, Globalization,        12         Genius Products;
 Trustee (2006)              University of Southern                         Professional Business Bank
                             California; Dean and
                             Professor, Marshall School
                             of Business, University of
                             Southern California
--------------------------------------------------------------------------------------------------------
 Martin Fenton, 72           Chairman of the Board,              18         None
 Chairman of the Board       Senior Resource Group LLC
 (Independent and Non-       (development and management
 Executive) (1989)           of senior living
                             communities)
--------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 61       President and CEO, Fuller           16         None
 Trustee (1994)              Consulting (financial
                             management consulting firm)
--------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 61         Private investor; former            18         JPMorgan Value Opportunities
 Trustee (2005)              President, Dumbarton Group                     Fund; The Swiss Helvetia
                             LLC (securities industry                       Fund Inc.
                             consulting); former
                             Executive Vice President -
                             Policy and Oversight, NASD
--------------------------------------------------------------------------------------------------------
 Richard G. Newman, 72       Chairman of the Board, AECOM        14         Sempra Energy;
 Trustee (1991)              Technology Corporation                         Southwest Water Company
                             (engineering, consulting and
                             professional technical
                             services)
--------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 64        Principal, The Sanchez              13         None
 Trustee (1999)              Family Corporation dba
                             McDonald's Restaurants
                             (McDonald's licensee)
--------------------------------------------------------------------------------------------------------
 Steadman Upham, 58          President and Professor of          14         None
 Trustee (2007)              Anthropology, The University
                             of Tulsa; former President
                             and Professor of
                             Archaeology, Claremont
                             Graduate University
--------------------------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 10

"INTERESTED" TRUSTEES/5/,/6/

                               PRINCIPAL OCCUPATION(S)
                               DURING PAST FIVE YEARS
 NAME, AGE AND                 AND POSITIONS HELD WITH       NUMBER OF
 POSITION WITH FUND          AFFILIATED ENTITIES OR THE    PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A       PRINCIPAL UNDERWRITER        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE/OFFICER/2/)                 OF THE FUND            BY TRUSTEE             BY TRUSTEE
-------------------------------------------------------------------------------------------------------

 Abner D. Goldstine, 77      Senior Vice President -            13         None
 Vice Chairman of the        Fixed Income, Capital
 Board (1985)                Research and Management
                             Company; Director, Capital
                             Research and Management
                             Company
-------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 58      Vice Chairman of the Board,        14         None
 Vice Chairman of the        Capital Research and
 Board (1985)                Management Company; Senior
                             Vice President - Fixed
                             Income, Capital Research
                             and Management Company;
                             Director, The Capital Group
                             Companies, Inc.*
-------------------------------------------------------------------------------------------------------
 John H. Smet, 51            Senior Vice President -             2         None
 President (1993)            Fixed Income, Capital
                             Research and Management
                             Company; Director, American
                             Funds Distributors, Inc.*
-------------------------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 11

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS       AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER/2/)                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Thomas H. Hogh, 44      Senior Vice President - Fixed Income, Capital Research
 Vice President (2004)   Company*
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 37           Management Group, Capital Research and Management
 Vice President (2003)   Company; Vice President and Counsel, Capital Bank and
                         Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 43                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 33      Vice President - Fund Business Management Group,
 Treasurer (2007)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 32                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 Sharon G. Moseley, 39   Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2002)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

/1/  Trustees and officers of the fund serve until their resignation, removal or retirement.
/2/  Funds managed by Capital Research and Management Company, including the
     American Funds, American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
     which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

/3/  This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

/4/  The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
     1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2005 gross revenues.
/5/  The term "independent" trustee refers to a trustee who is not an "interested person" of the fund within the meaning of the 1940 Act.
/6/  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/7/  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   U.S. Government Securities Fund -- Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2006

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
 NAME                           SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 James G. Ellis                     None                       None
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper                    None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Steadman Upham                   None/2/                  Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Abner D. Goldstine          $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                  Over $100,000               Over $100,000
-------------------------------------------------------------------------------

/1/  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
     $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
     Companies, Inc. retirement plan and 401(k) plan.

/2/  Dr. Upham was elected trustee on August 9, 2007.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent trustee an annual fee, which ranges from $3,000 to $5,240, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the

                   U.S. Government Securities Fund -- Page 13

investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2007

                                                                    TOTAL COMPENSATION (INCLUDING
                                                                         VOLUNTARILY DEFERRED
                                                                          COMPENSATION/1/)
                                      AGGREGATE COMPENSATION         FROM ALL FUNDS MANAGED BY
                                      (INCLUDING VOLUNTARILY           CAPITAL RESEARCH AND
                                     DEFERRED COMPENSATION/1/)              MANAGEMENT
NAME                                     FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
-----------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr./3/                  $6,510                       $201,712
-----------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                   6,016                        414,860
-----------------------------------------------------------------------------------------------------
 James G. Ellis                             5,605                         87,104
-----------------------------------------------------------------------------------------------------
 Martin Fenton/3/                           9,036                        373,942
-----------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                       6,353                        302,634
-----------------------------------------------------------------------------------------------------
 R. Clark Hooper                            6,386                        306,135
-----------------------------------------------------------------------------------------------------
 Richard G. Newman                          7,972                        215,386
-----------------------------------------------------------------------------------------------------
 Frank M. Sanchez                           9,604                        118,811
-----------------------------------------------------------------------------------------------------
 Steadman Upham                             None/4/                      112,184
-----------------------------------------------------------------------------------------------------

/1/  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended August 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
/2/  Funds managed by Capital Research and Management Company, including the
     American Funds, American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R) Inc.,
     which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
/3/  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2007 fiscal year for participating trustees is as follows: Richard G. Capen, Jr.
     ($12,842), H. Frederick Christie ($21,382), Martin Fenton, ($46,014) and
     Leonard R. Fuller ($42,856). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.
/4/  Dr. Upham was elected trustee on August 9, 2007.

As of October 1, 2007, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 8, 1985. Although the board of trustees has delegated day-to-day oversight to the

                   U.S. Government Securities Fund -- Page 14

investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's Declaration of Trust and by-laws as well as separate indemnification agreements that the fund has entered into with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF TRUSTEES BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

                   U.S. Government Securities Fund -- Page 15

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an audit committee comprised of James G. Ellis, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940
Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2007 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Four nominating and governance committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund,other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities managed by a particular investment division of the investment

                   U.S. Government Securities Fund -- Page 16

adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of

                   U.S. Government Securities Fund -- Page 17

     dilution on existing shareholders from past and future equity awards.
     Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A         7.49%
 201 Progress Parkway
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Merrill Lynch, Pierce, Fenner & Smith               Class C         8.99
 4800 Deer Lake Drive, E., Floor 2                   Class R-3       6.15
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Capital Bank and Trust                              Class R-4      57.31
 8515 E. Orchard Road, #2T2
 Greenwood Village, CO 80111-5002
----------------------------------------------------------------------------
 Capital Bank and Trust                              Class R-4       5.97
 8515 E. Orchard Road, #2T2
 Greenwood Village, CO 80111-5002
----------------------------------------------------------------------------
 American Funds 2020 Target Date Retirement Fund     Class R-5      24.27
 P.O. Box 1570
 Norfolk, VA 23501-1570
----------------------------------------------------------------------------
 American Funds 2015 Target Date Retirement Fund     Class R-5      22.21
 P.O. Box 1570
 Norfolk, VA 23501-1570
----------------------------------------------------------------------------
 American Funds 2010 Target Date Retirement Fund     Class R-5      10.22
 P.O. Box 1570
 Norfolk, VA 23501-1570
----------------------------------------------------------------------------
 American Funds 2025 Target Date Retirement Fund     Class R-5       8.80
 P.O. Box 1570
 Norfolk, VA 23501-1570
----------------------------------------------------------------------------
 American Funds 2030 Target Date Retirement Fund     Class R-5       6.81
 P.O. Box 1570
 Norfolk, VA 23501-1570
----------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 18

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on a separate basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which U.S. Government Securities
Fund portfolio counselors are measured include: Citigroup Treasury/ Government
Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                   U.S. Government Securities Fund -- Page 19

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF AUGUST 31, 2007:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER            NUMBER
                                     REGISTERED           POOLED            OF OTHER
                                     INVESTMENT         INVESTMENT          ACCOUNTS
                                  COMPANIES (RICS)    VEHICLES (PIVS)         THAT
                                        THAT               THAT            PORTFOLIO
                                      PORTFOLIO          PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR          COUNSELOR          MANAGES
                      OF FUND          MANAGES            MANAGES          (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------

 John H. Smet        $100,001 -      7      $290.0         None            3       $2.47
                      $500,000
------------------------------------------------------------------------------------------
 Thomas H. Hogh       None/5/        3      $113.1      5       $0.75      10      $1.32
------------------------------------------------------------------------------------------
 Mark R.             $100,001 -      4      $239.8         None               None
 Macdonald            $500,000
------------------------------------------------------------------------------------------

/1/  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
     $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
     $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
/3/  Represents funds advised or sub-advised by Capital Research and Management
     Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
     Group International, Inc., an affiliate of Capital Research and Management
     Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

/4/  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
/5/  Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.
/6/  Holdings shown for Mark R. Macdonald are as of September 30, 2006.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until May 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                   U.S. Government Securities Fund -- Page 20

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.25                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the

                   U.S. Government Securities Fund -- Page 21

fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended August 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $7,659,000,
$7,351,000 and $7,212,000, respectively. After giving effect to the management fee waivers/expense reimbursements described below, the fund paid the investment adviser management fees of $6,893,000 (a reduction of $766,000), $6,616,000 (a reduction of $735,000) and $6,699,000 (a reduction of $513,000) for the fiscal years ended August 31, 2007, 2006 and 2005, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until May 31,
2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The fund may terminate the Administrative Agreement at any time by vote of a majority of independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, Class R-2 and Class R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended August 31, 2007, the total fees paid by the investment adviser were $216,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser

                   U.S. Government Securities Fund -- Page 22

does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets.
The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company.

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                     ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------

      CLASS C                                 $211,000
-----------------------------------------------------------------
      CLASS F                                   98,000
-----------------------------------------------------------------
    CLASS 529-A                                 65,000
-----------------------------------------------------------------
    CLASS 529-B                                 23,000
-----------------------------------------------------------------
    CLASS 529-C                                 42,000
-----------------------------------------------------------------
    CLASS 529-E                                  6,000
-----------------------------------------------------------------
    CLASS 529-F                                  4,000
-----------------------------------------------------------------
     CLASS R-1                                  12,000
-----------------------------------------------------------------
     CLASS R-2                                 609,000
-----------------------------------------------------------------
     CLASS R-3                                 269,000
-----------------------------------------------------------------
     CLASS R-4                                  51,000
-----------------------------------------------------------------
     CLASS R-5                                  24,000
-----------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman
Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class

                   U.S. Government Securities Fund -- Page 23

529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                    COMMISSIONS,        ALLOWANCE OR
                                                      REVENUE           COMPENSATION
                        FISCAL YEAR/PERIOD       OR FEES RETAINED        TO DEALERS
-------------------------------------------------------------------------------------

    CLASS A                     2007                  $767,000           $2,997,000
                                2006                   814,000            3,121,000
                                2005                   914,000            3,487,000
-------------------------------------------------------------------------------------
    CLASS B                     2007                    40,000              886,000
                                2006                    52,000              357,000
                                2005                    80,000              550,000
-------------------------------------------------------------------------------------
    CLASS C                     2007                        --              292,000
                                2006                     8,000              259,000
                                2005                        --              254,000
-------------------------------------------------------------------------------------
  CLASS 529-A                   2007                    39,000              148,000
                                2006                    41,000              155,000
                                2005                    47,000              179,000
-------------------------------------------------------------------------------------
  CLASS 529-B                   2007                     4,000               28,000
                                2006                     6,000               36,000
                                2005                    11,100               72,000
-------------------------------------------------------------------------------------
  CLASS 529-C                   2007                        --               55,000
                                2006                       113               41,000
                                2005                     1,000               49,000
-------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 24

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the
Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent trustees are committed to the discretion of the independent trustees during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed by the board of trustees quarterly and the Plans must be renewed annually by the board of trustees.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and
529-F shares, up to 0.50% of the average daily net assets attributable to Class
F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from
Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit, after reimbursement for paying service-related expenses, is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with
$50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided the amount recovered does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

                   U.S. Government Securities Fund -- Page 25

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2007 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                             12B-1 UNPAID LIABILITY
                                      12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------------

      CLASS A                           $4,321,000                  $831,000
------------------------------------------------------------------------------------
      CLASS B                            1,596,000                   189,000
------------------------------------------------------------------------------------
      CLASS C                            1,124,000                   236,000
------------------------------------------------------------------------------------
      CLASS F                              205,000                    56,000
------------------------------------------------------------------------------------
    CLASS 529-A                             92,000                    21,000
------------------------------------------------------------------------------------
    CLASS 529-B                            132,000                    16,000
------------------------------------------------------------------------------------
    CLASS 529-C                            254,000                    56,000
------------------------------------------------------------------------------------
    CLASS 529-E                             18,000                     5,000
------------------------------------------------------------------------------------
    CLASS 529-F                                  0                         0
------------------------------------------------------------------------------------
     CLASS R-1                              41,000                    11,000
------------------------------------------------------------------------------------
     CLASS R-2                             730,000                   172,000
------------------------------------------------------------------------------------
     CLASS R-3                             511,000                    96,000
------------------------------------------------------------------------------------
     CLASS R-4                             103,000                    58,000
------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 26

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC

                   U.S. Government Securities Fund -- Page 27

     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                   U.S. Government Securities Fund -- Page 28

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors which involve qualitative judgments when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises, however, not all such services will necessarily benefit the fund.

                   U.S. Government Securities Fund -- Page 29

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer, therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer. In accordance with its internal brokerage allocation procedure, the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from whom it receives such services. Using its judgment, the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less then the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate their respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                   U.S. Government Securities Fund -- Page 30

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies, however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
August 31, 2007, 2006 and 2005 amounted to $322,000, $227,000 and $11,000, respectively. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in underwritten offerings increased from the previous year, resulting in an increase in underwriting concessions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

As of the fund's most recent fiscal year-end, the fund did not hold securities of its regular broker-dealers.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

                   U.S. Government Securities Fund -- Page 31

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is

                   U.S. Government Securities Fund -- Page 32

calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

                   U.S. Government Securities Fund -- Page 33

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the

                   U.S. Government Securities Fund -- Page 34

outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount. The fund may pass through the income earned on certain U.S. government bonds free of various states' income taxes. However, a few states require the fund to hold more than 50% of its assets in these types of government bonds at the end of every fiscal quarter in order to qualify for the tax exemption. The fund does not currently intend to actively meet the 50% threshold in order to qualify for the tax exemption in those few states.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year,

                   U.S. Government Securities Fund -- Page 35

     even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

                   U.S. Government Securities Fund -- Page 36

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                   U.S. Government Securities Fund -- Page 37

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                   U.S. Government Securities Fund -- Page 38

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                   U.S. Government Securities Fund -- Page 39

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the

                   U.S. Government Securities Fund -- Page 40

activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption and is made into the same account from which you redeemed the shares. If you redeem your Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase
     Class A shares, you are responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class C shares and with the redemption proceeds purchase Class F shares for the program, you are still responsible for paying any applicable Class C contingent deferred sales charge.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     In addition, you may redeem Class F shares held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                   U.S. Government Securities Fund -- Page 41

     MOVING FROM CLASS A TO CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may redeem its shares and purchase Class R shares with the redemption proceeds. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you want to move your investment between share classes and the transaction is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for information on the transaction.

     NON-REPORTABLE TRANSACTIONS -- As described above, automatic conversions will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds
     Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the

                   U.S. Government Securities Fund -- Page 42

          spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                   U.S. Government Securities Fund -- Page 43

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of
$4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during

                   U.S. Government Securities Fund -- Page 44

     which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

                   U.S. Government Securities Fund -- Page 45

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family;

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before

                   U.S. Government Securities Fund -- Page 46

     March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of
     (a) the current value of your existing holdings (the "market value") or (b)
     the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                   U.S. Government Securities Fund -- Page 47

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan (AWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

                   U.S. Government Securities Fund -- Page 48

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital

                   U.S. Government Securities Fund -- Page 49

gain distributions paid to retirement plan shareholders or shareholders of the
529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

                   U.S. Government Securities Fund -- Page 50

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the

                   U.S. Government Securities Fund -- Page 51

fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $2,894,000 for Class A shares and  $228,000 for Class
B shares for the 2007 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for independent trustees in their capacities as such. Certain legal matters in connection with certain shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP.
Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's

                   U.S. Government Securities Fund -- Page 52

"independent legal counsel" will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or trustees. The Declaration of
Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority) filed an administrative complaint against the Principal
Underwriter. The complaint alleges violations of certain NASD rules by the
Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD
Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's
National Adjudicatory Council.

                   U.S. Government Securities Fund -- Page 53

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of
Appeal for the Second Appellate District. On January 26, 2007, the Court of
Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.35
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.87

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                   U.S. Government Securities Fund -- Page 54

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                   U.S. Government Securities Fund -- Page 55

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                   U.S. Government Securities Fund -- Page 56

                                               FUND NUMBERS
                              -------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                          CLASS A   R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund  . . .     069     2169    2269    2369    2469     2569
American Funds 2045 Target
Date Retirement Fund  . . .     068     2168    2268    2368    2468     2568
American Funds 2040 Target
Date Retirement Fund  . . .     067     2167    2267    2367    2467     2567
American Funds 2035 Target
Date Retirement Fund  . . .     066     2166    2266    2366    2466     2566
American Funds 2030 Target
Date Retirement Fund  . . .     065     2165    2265    2365    2465     2565
American Funds 2025 Target
Date Retirement Fund  . . .     064     2164    2264    2364    2464     2564
American Funds 2020 Target
Date Retirement Fund  . . .     063     2163    2263    2363    2463     2563
American Funds 2015 Target
Date Retirement Fund  . . .     062     2162    2262    2362    2462     2562
American Funds 2010 Target
Date Retirement Fund  . . .     061     2161    2261    2361    2461     2561

                   U.S. Government Securities Fund -- Page 57

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   U.S. Government Securities Fund -- Page 58

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   U.S. Government Securities Fund -- Page 59

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                   U.S. Government Securities Fund -- Page 60

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .    For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

                   U.S. Government Securities Fund -- Page 61

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   U.S. Government Securities Fund -- Page 62

html

financials

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

August 31, 2007

Bonds & notes — 94.58%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 52.67%
Fannie Mae 8.50% 2008	$—	$—
Fannie Mae 7.00% 2009	15	15
Fannie Mae 7.00% 2009	10	10
Fannie Mae 9.00% 2009	9	9
Fannie Mae 7.00% 2010	167	168
Fannie Mae 8.50% 2010	13	13
Fannie Mae 7.00% 2011	18	18
Fannie Mae 9.50% 2011	14	14
Fannie Mae 8.50% 2013	3	3
Fannie Mae 8.50% 2014	2	2
Fannie Mae 7.00% 2017	182	189
Fannie Mae 10.50% 2018	1,520	1,748
Fannie Mae 12.00% 2019	551	628
Fannie Mae 4.50% 2020	10,472	10,069
Fannie Mae 5.00% 2020	28,240	27,718
Fannie Mae 6.00% 2021	583	589
Fannie Mae 6.00% 2021	439	444
Fannie Mae 6.00% 2021	431	436
Fannie Mae 9.50% 2022	49	54
Fannie Mae 6.00% 2024	40,028	40,203
Fannie Mae 11.029% 2025[2]	3,915	4,503
Fannie Mae 6.00% 2026	2,669	2,680
Fannie Mae 9.50% 2026	284	323
Fannie Mae 6.00% 2027	22,060	22,156
Fannie Mae 8.50% 2027	22	24
Fannie Mae 7.50% 2029	363	385
Fannie Mae 7.50% 2030	43	45
Fannie Mae 7.50% 2030	27	28
Fannie Mae 7.50% 2031	248	261
Fannie Mae 7.50% 2031	89	95
Fannie Mae 7.50% 2031	87	91
Fannie Mae 7.50% 2031	49	52
Fannie Mae 8.00% 2031	3,135	3,341
Fannie Mae 4.381% 2033[2]	3,630	3,603
Fannie Mae 5.50% 2033	15,110	14,807
Fannie Mae 4.469% 2035[2]	4,355	4,297
Fannie Mae 4.50% 2035	35,570	32,905
Fannie Mae 4.50% 2035	5,812	5,379
Fannie Mae 4.50% 2035	3,473	3,213
Fannie Mae 4.50% 2035[2]	2,497	2,464
Fannie Mae 4.50% 2035	1,686	1,562
Fannie Mae 4.555% 2035[2]	3,773	3,726
Fannie Mae 5.50% 2035	10,249	10,025
Fannie Mae 5.50% 2035	5,496	5,381
Fannie Mae 6.50% 2035	53,209	54,290
Fannie Mae 4.50% 2036	2,120	1,963
Fannie Mae 5.424% 2036[2]	7,578	7,558
Fannie Mae 5.50% 2036	11,764	11,487
Fannie Mae 5.50% 2036	365	356
Fannie Mae 5.547% 2036[2]	8,951	8,948
Fannie Mae 6.00% 2036	5,560	5,555
Fannie Mae 6.00% 2036	790	790
Fannie Mae 6.00% 2036	386	386
Fannie Mae 6.50% 2036	36,404	37,212
Fannie Mae 5.50% 2037	10,920	10,662
Fannie Mae 5.50% 2037	10,251	10,008
Fannie Mae 5.50% 2037	6,875	6,635
Fannie Mae 5.50% 2037	4,686	4,523
Fannie Mae 5.50% 2037	3,076	2,971
Fannie Mae 5.888% 2037[2]	5,501	5,545
Fannie Mae 5.90% 2037[2]	7,650	7,713
Fannie Mae 6.00% 2037	14,412	14,396
Fannie Mae 6.00% 2037	10,000	9,989
Fannie Mae 6.00% 2037	5,644	5,638
Fannie Mae 6.00% 2037[3]	2,998	2,939
Fannie Mae 6.00% 2037	1,736	1,734
Fannie Mae 6.50% 2037	16,242	16,344
Fannie Mae 6.50% 2037	11,591	11,664
Fannie Mae 6.50% 2037	9,924	9,987
Fannie Mae 6.50% 2037	7,000	7,120
Fannie Mae 6.50% 2037	6,838	6,885
Fannie Mae 6.50% 2037	2,983	3,034
Fannie Mae 6.836% 2037[2]	2,486	2,543
Fannie Mae 7.00% 2037[3]	15,500	15,794
Fannie Mae 7.00% 2037	9,791	10,006
Fannie Mae 7.00% 2037	6,096	6,287
Fannie Mae 7.00% 2037	4,430	4,555
Fannie Mae 7.00% 2037	2,747	2,807
Fannie Mae 7.00% 2037[3]	2,685	2,727
Fannie Mae 7.00% 2037	1,732	1,770
Fannie Mae 7.00% 2037	861	880
Fannie Mae 7.50% 2037	2,500	2,581
Fannie Mae 7.50% 2037	1,415	1,462
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	400	401
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	27,102
Fannie Mae, Series 35, Class 2, 12.00% 2018	21	25
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,466	6,258
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	244	259
Fannie Mae, Series 2001-4, Class NA, 11.889% 2025[2]	3,410	3,806
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	2,669	2,665
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	820	852
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	3,073	3,214
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,472	1,521
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[2]	103	113
Fannie Mae, Series 2001-20, Class C, 11.927% 2031[2]	439	490
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2,3]	11,000	9,402
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	11,659	11,259
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,785
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	7,112	5,369
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	5,502	3,845
Fannie Mae, Series 2006-65, Class PF, 5.785% 2036[2]	7,825	7,776
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,294	1,319
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,846	7,794
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,932	4,885
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	35,279	35,795
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,096	1,152
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	808	841
Freddie Mac 8.25% 2007	—	—
Freddie Mac 7.00% 2008	9	9
Freddie Mac 8.75% 2008	2	2
Freddie Mac 8.50% 2009	14	15
Freddie Mac 8.00% 2012	15	15
Freddie Mac 6.00% 2014	208	211
Freddie Mac 4.00% 2015	2,171	2,045
Freddie Mac 6.00% 2017	694	702
Freddie Mac 8.00% 2017	238	250
Freddie Mac 8.50% 2018	3	3
Freddie Mac 8.50% 2020	192	206
Freddie Mac 8.50% 2021	62	66
Freddie Mac 10.00% 2025	1,430	1,626
Freddie Mac 6.00% 2026	15,115	15,188
Freddie Mac 6.00% 2027	28,465	28,603
Freddie Mac 4.645% 2035[2]	10,753	10,596
Freddie Mac 5.00% 2035	12,640	12,027
Freddie Mac 5.00% 2035	6,718	6,390
Freddie Mac 5.50% 2035	3,035	2,966
Freddie Mac 5.50% 2035	3,001	2,932
Freddie Mac 5.50% 2037	9,939	9,702
Freddie Mac 5.50% 2037	9,727	9,497
Freddie Mac 5.50% 2037	2,170	2,119
Freddie Mac 6.00% 2037	75,750	75,667
Freddie Mac 6.00% 2037	10,000	9,995
Freddie Mac 6.00% 2037	6,000	5,997
Freddie Mac 6.00% 2037	5,750	5,744
Freddie Mac 6.00% 2037	3,600	3,595
Freddie Mac 6.012% 2037[2]	11,828	11,905
Freddie Mac 6.405% 2037[2]	4,464	4,517
Freddie Mac 6.472% 2037[2]	5,311	5,375
Freddie Mac 6.50% 2037	2,886	2,903
Freddie Mac, Series 2356, Class GD, 6.00% 2016	6,362	6,466
Freddie Mac, Series 2289, Class NA, 11.943% 2020[2]	1,971	2,181
Freddie Mac, Series 178, Class Z, 9.25% 2021	64	64
Freddie Mac, Series 2289, Class NB, 11.418% 2022[2]	402	450
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,647	1,491
Freddie Mac, Series 1567, Class A, 4.441% 2023[2]	66	61
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,117	2,177
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,034	4,103
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	682	708
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,820	4,819
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,288	7,553
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,409	4,012
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,834	3,454
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,124	2,345
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,494	5,483
Freddie Mac, Series 3156, Class PF, 5.861% 2036[2]	12,217	12,121
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,482	7,604
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,764	9,922
Government National Mortgage Assn. 7.50% 2009	19	19
Government National Mortgage Assn. 7.50% 2009	11	11
Government National Mortgage Assn. 9.00% 2009	67	67
Government National Mortgage Assn. 9.50% 2009	18	19
Government National Mortgage Assn. 7.50% 2011	56	58
Government National Mortgage Assn. 7.50% 2011	8	8
Government National Mortgage Assn. 5.50% 2013	43	43
Government National Mortgage Assn. 6.00% 2013	458	465
Government National Mortgage Assn. 6.00% 2014	341	346
Government National Mortgage Assn. 6.00% 2014	204	207
Government National Mortgage Assn. 6.00% 2014	98	99
Government National Mortgage Assn. 6.50% 2014	176	180
Government National Mortgage Assn. 6.50% 2014	169	172
Government National Mortgage Assn. 6.50% 2014	150	154
Government National Mortgage Assn. 6.50% 2014	126	128
Government National Mortgage Assn. 6.50% 2014	118	121
Government National Mortgage Assn. 6.50% 2014	113	116
Government National Mortgage Assn. 6.50% 2014	109	111
Government National Mortgage Assn. 6.50% 2014	85	86
Government National Mortgage Assn. 6.50% 2014	83	85
Government National Mortgage Assn. 6.50% 2014	81	83
Government National Mortgage Assn. 6.50% 2014	13	14
Government National Mortgage Assn. 6.50% 2014	13	13
Government National Mortgage Assn. 5.50% 2016	715	712
Government National Mortgage Assn. 5.50% 2016	452	450
Government National Mortgage Assn. 5.50% 2016	441	439
Government National Mortgage Assn. 5.50% 2016	408	406
Government National Mortgage Assn. 5.50% 2016	377	376
Government National Mortgage Assn. 5.50% 2016	342	341
Government National Mortgage Assn. 5.50% 2016	330	329
Government National Mortgage Assn. 5.50% 2016	307	305
Government National Mortgage Assn. 5.50% 2016	247	246
Government National Mortgage Assn. 5.50% 2016	205	204
Government National Mortgage Assn. 5.50% 2016	185	184
Government National Mortgage Assn. 5.50% 2016	177	176
Government National Mortgage Assn. 5.50% 2016	140	140
Government National Mortgage Assn. 5.50% 2016	117	117
Government National Mortgage Assn. 5.50% 2016	77	77
Government National Mortgage Assn. 6.00% 2016	879	890
Government National Mortgage Assn. 6.50% 2016	434	443
Government National Mortgage Assn. 6.50% 2016	395	403
Government National Mortgage Assn. 9.00% 2016	57	63
Government National Mortgage Assn. 5.50% 2017	4,025	4,007
Government National Mortgage Assn. 5.50% 2017	3,184	3,170
Government National Mortgage Assn. 10.00% 2019	1,049	1,191
Government National Mortgage Assn. 8.50% 2021	58	63
Government National Mortgage Assn. 8.50% 2021	12	13
Government National Mortgage Assn. 10.00% 2021	359	411
Government National Mortgage Assn. 8.50% 2022	20	21
Government National Mortgage Assn. 8.50% 2022	18	20
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 6.00% 2035	31	31
Government National Mortgage Assn. 5.50% 2036	11,744	11,508
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,672
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,599
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,633
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-4, 4.75% 2018	11,352	10,907
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	8,852	8,579
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-5, 5.00% 2018	8,757	8,487
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,335	1,298
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,095
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,067
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	9,956	9,904
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,854
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	4,800	4,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,868
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,964
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,870
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,743
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,951
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[2]	2,000	2,029
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,314
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,281
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,591
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,796
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,973
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	3,250	3,147
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037[3]	17,661	17,569
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	8,000	7,632
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	6,750	6,611
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	5,000	4,920
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	8,398	8,069
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	9,126	8,845
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	9,054	8,775
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,921	1,861
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.35% 2037[2]	3,208	3,153
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[2]	2,897	2,827
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	3,524	3,392
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037[3]	2,083	2,084
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.886% 2047[2]	5,646	5,578
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.989% 2047[2]	4,788	4,689
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	10,031	9,661
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,488	2,417
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	11,130	10,788
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	10,750	10,634
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	8,122	7,803
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[2]	5,000	4,948
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.944% 2042[2]	2,455	2,468
MASTR Asset Securitization Trust, Series 2003-5, Class 2-A-1, 5.00% 2018	5,990	5,805
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,747	5,565
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,500	5,421
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,559	5,388
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.153% 2036[2]	5,179	5,225
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	5,004	4,846
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 6.00% 2037[2,3]	4,750	4,679
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	4,665	4,641
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,818	4,589
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[2]	3,000	3,000
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,963
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,951
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,794
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,875	2,738
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,978	2,024
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.125% 2047[2,3]	2,000	2,002
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.944% 2037[2,3]	1,987	1,937
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,880
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,594	1,518
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	1,030	1,016
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	817
Paine Webber CMO, Series O, Class 5, 9.50% 2019	226	246
		1,353,570

U.S. TREASURY BONDS & NOTES — 26.92%
U.S. Treasury 3.00% 2007	15,425	15,392
U.S. Treasury 3.625% 2008[3,5]	2,070	2,064
U.S. Treasury 4.75% 2008	18,150	18,261
U.S. Treasury 3.625% 2009	18,185	17,998
U.S. Treasury 3.625% 2010	8,030	7,922
U.S. Treasury 4.00% 2010	49,000	48,774
U.S. Treasury 5.75% 2010	11,435	11,929
U.S. Treasury 6.50% 2010	10,000	10,523
U.S. Treasury 2.375% 2011[3,5]	2,073	2,069
U.S. Treasury 4.50% 2011	24,750	24,988
U.S. Treasury 4.50% 2011	10,200	10,300
U.S. Treasury 4.625% 2011	24,000	24,337
U.S. Treasury 4.875% 2011	12,000	12,275
U.S. Treasury 4.875% 2011	11,245	11,492
U.S. Treasury 3.625% 2013	43,250	41,790
U.S. Treasury 3.875% 2013	17,250	16,910
U.S. Treasury 4.25% 2013	92,500	92,225
U.S. Treasury 12.00% 2013	4,000	4,283
U.S. Treasury 2.00% 2014[3,5]	6,342	6,191
U.S. Treasury 4.00% 2014	5,560	5,455
U.S. Treasury 4.25% 2014	22,500	22,335
U.S. Treasury 4.25% 2014	11,025	10,912
U.S. Treasury 11.25% 2015	17,500	24,950
U.S. Treasury 5.125% 2016	26,000	27,113
U.S. Treasury 2.375% 2017[3,5]	6,224	6,219
U.S. Treasury 4.625% 2017	12,925	13,000
U.S. Treasury 8.125% 2019	21,100	27,522
U.S. Treasury 8.50% 2020	31,250	42,075
U.S. Treasury 7.875% 2021[6]	15,250	19,827
U.S. Treasury 8.00% 2021	400	529
U.S. Treasury 6.25% 2023	8,665	9,980
U.S. Treasury 7.125% 2023[6]	17,500	21,782
U.S. Treasury 6.50% 2026	1,230	1,476
U.S. Treasury 6.25% 2030	6,000	7,134
U.S. Treasury 5.375% 2031	5,000	5,354
U.S. Treasury 3.375% 2032[3,5]	3,504	4,192
U.S. Treasury 4.50% 2036	39,950	37,828
U.S. Treasury 5.00% 2037	15,660	16,059
U.S. Treasury Principal Strip 0% 2019	2,000	1,154
U.S. Treasury Principal Strip 0% 2037	30,000	7,273
		691,892

FEDERAL AGENCY BONDS & NOTES — 9.74%
Freddie Mac 5.25% 2011	99,680	101,415
Freddie Mac 4.50% 2014	5,000	4,890
Freddie Mac 5.25% 2016	9,000	9,114
Freddie Mac 5.50% 2017	9,000	9,274
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	12,587	12,541
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,782	2,807
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,472	1,498
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	4,551	4,699
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	8,612	8,464
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	6,767
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,538
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	6,450	6,622
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,138
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	18,358
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,146
Fannie Mae 6.00% 2011	7,550	7,865
Fannie Mae 6.125% 2012	13,750	14,493
Federal Home Loan Bank 5.04% 2008[2]	13,405	13,408
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	5,644	5,498
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,301	2,319
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,591	1,629
		250,483

ASSET-BACKED OBLIGATIONS[1] — 5.25%
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3,4]	5,000	4,745
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,996
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	5,500	5,564
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	10,000	10,070
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	9,989
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,000	9,959
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	2,611	2,597
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	5,083	5,085
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,3,4]	6,578	6,475
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	4,000	3,834
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2,3]	2,560	2,432
CWHEQ Home Equity Loan Trust, Series 2007-9, Class 2-A-3, 5.685% 2047[2,4]	5,965	5,698
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3,4]	5,500	5,495
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,500	2,498
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,812	2,832
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,330
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2,3]	5,500	5,280
Capital One Auto Finance Trust, Series 2007-A, Class A-3-A, AMBAC insured, 5.25% 2011	5,000	4,991
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	4,883
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	4,830	4,772
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,601
Chase Issuance Trust, Series 2006-8, Class A, 5.671% 2016[2]	4,500	4,406
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[2]	4,000	3,807
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 5.651% 2013[2]	1,670	1,659
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018[3]	2,000	1,977
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 5.861% 2013[2]	3,250	3,251
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,000	2,993
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,000	2,991
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	2,000	1,993
Argent Securities Trust, Series 2006-W3, Class A-2C, 5.685% 2036[2]	2,000	1,915
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	395	392
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	202
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	158	158
		134,870

Total bonds & notes (cost: $2,437,943,000)		2,430,815

Short-term securities — 5.79%

Federal Home Loan Bank 4.20%–5.02% due 9/4–9/27/2007	67,300	67,107
Federal Farm Credit Banks 4.50%–5.13% due 9/4–9/18/2007	40,000	39,945
International Bank for Reconstruction and Development 4.60% due 9/12/2007	30,750	30,703
Tennessee Valley Authority 5.12% due 9/13/2007	11,000	10,980

Total short-term securities (cost: $148,735,000)		148,735

Total investment securities (cost: $2,586,678,000)		2,579,550
Other assets less liabilities		(9,486)

Net assets		$2,570,064

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $124,662,000.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities was $89,651,000, which represented 3.49% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-922-1007O-S10927

Financial statements

Statement of assets and liabilities
at August 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $2,586,678)		$2,579,550
Cash		334
Receivables for:
Sales of investments	$18,732
Sales of fund's shares	10,103
Interest	13,840	42,675
		2,622,559
Liabilities:
Payables for:
Purchases of investments	44,970
Repurchases of fund's shares	3,876
Dividends on fund's shares	578
Investment advisory services	612
Services provided by affiliates	2,199
Deferred trustees' compensation	164
Other	96	52,495
Net assets at August 31, 2007		$2,570,064

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,626,545
Distributions in excess of net investment income		(166)
Accumulated net realized loss		(49,187)
Net unrealized depreciation		(7,128)
Net assets at August 31, 2007		$2,570,064

Shares of beneficial interest issued and outstanding - unlimited shares authorized (192,490 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,758,062	131,673	$13.35
Class B	157,611	11,805	13.35
Class C	125,060	9,367	13.35
Class F	99,187	7,428	13.35
Class 529-A	44,491	3,332	13.35
Class 529-B	13,320	998	13.35
Class 529-C	27,360	2,049	13.35
Class 529-E	3,527	264	13.35
Class 529-F	3,245	243	13.35
Class R-1	4,772	357	13.35
Class R-2	102,667	7,690	13.35
Class R-3	87,731	6,571	13.35
Class R-4	74,549	5,584	13.35
Class R-5	68,482	5,129	13.35
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.87 each.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2007	(dollars in thousands)

Investment income:
Income:
Interest		$122,713

Fees and expenses(*):
Investment advisory services	$7,659
Distribution services	9,127
Transfer agent services	3,122
Administrative services	1,500
Reports to shareholders	190
Registration statement and prospectus	152
Postage, stationery and supplies	331
Trustees' compensation	95
Auditing and legal	102
Custodian	12
State and local taxes	25
Other	39
Total fees and expenses before reimbursements/waivers	22,354
Less reimbursements/waivers of fees and expenses:
Investment advisory services	766
Administrative services	216
Total fees and expenses after reimbursements/waivers		21,372
Net investment income		101,341

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(5,616)
Net unrealized appreciation on investments		11,729
Net realized loss and unrealized appreciation on investments		6,113

Net increase in net assets resulting from operations		$107,454

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended
	August 31
	2007	2006
Operations:
Net investment income	$101,341	$88,645
Net realized loss on investments	(5,616)	(26,761)
Net unrealized appreciation (depreciation) on investments	11,729	(42,460)
Net increase in net assets resulting from operations	107,454	19,424

Dividends paid or accrued to shareholders from net investment income	(101,883)	(90,920)

Net capital share transactions	208,991	(24,146)

Total increase (decrease) in net assets	214,562	(95,642)

Net assets:
Beginning of year	2,355,502	2,451,144
End of year (including distributions in excess of
net investment income: $(166) and $(99), respectively)	$2,570,064	$2,355,502

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended August 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2007, the fund reclassified $477,000 from accumulated net realized loss to undistributed net investment income, and $2,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$577
Capital loss carryforwards*:
Expiring 2008	$(5,664)
Expiring 2009	(8,375)
Expiring 2014	(472)
Expiring 2015	(28,573)	(43,084)
Post-October capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007)†		(5,924)
Gross unrealized appreciation on investment securities		12,647
Gross unrealized depreciation on investment securities		(19,954)
Net unrealized depreciation on investment securities		(7,307)
Cost of investment securities		2,586,857

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Year ended August 31
Share class	2007	2006
Class A	$73,884	$68,319
Class B	5,895	5,894
Class C	4,098	3,628
Class F	3,660	2,577
Class 529-A	1,788	1,509
Class 529-B	472	419
Class 529-C	908	729
Class 529-E	145	118
Class 529-F	126	80
Class R-1	148	116
Class R-2	3,593	2,863
Class R-3	4,163	3,579
Class R-4	1,856	671
Class R-5	1,147	418
Total	$101,883	$90,920

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2007, total investment advisory services fees waived by CRMC were $766,000. As a result, the fee shown on the accompanying financial statements of $7,659,000, which was equivalent to an annualized rate of 0.321%, was reduced to $6,893,000, or 0.289% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2007, the total administrative services fees paid by CRMC were $2,000, $210,000 and $4,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,321	$2,894	Not applicable	Not applicable	Not applicable
Class B	1,596	228	Not applicable	Not applicable	Not applicable
Class C	1,124	Included in administrative services	$167	$44	Not applicable
Class F	205		74	24	Not applicable
Class 529-A	92		52	13	$41
Class 529-B	132		17	6	13
Class 529-C	254		32	10	25
Class 529-E	18		5	1	4
Class 529-F	-		3	1	3
Class R-1	41		5	7	Not applicable
Class R-2	730		139	470	Not applicable
Class R-3	511		128	141	Not applicable
Class R-4	103		46	5	Not applicable
Class R-5	Not applicable		22	2	Not applicable
Total	$9,127	$3,122	$690	$724	$86

Deferred trustees’ compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $95,000, shown on the accompanying financial statements, includes $65,000 in current fees (either paid in cash or deferred) and a net increase of $30,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2007
Class A	$449,880	33,761	$65,732	4,930	$(446,653)	(33,525)	$68,959	5,166
Class B	22,141	1,661	5,311	398	(39,127)	(2,936)	(11,675)	(877)
Class C	49,217	3,690	3,649	274	(37,215)	(2,793)	15,651	1,171
Class F	46,916	3,524	2,404	180	(26,057)	(1,959)	23,263	1,745
Class 529-A	10,677	800	1,779	134	(6,703)	(503)	5,753	431
Class 529-B	1,420	107	470	35	(1,692)	(127)	198	15
Class 529-C	8,131	609	904	68	(5,258)	(395)	3,777	282
Class 529-E	871	65	144	11	(923)	(69)	92	7
Class 529-F	1,135	85	125	9	(266)	(20)	994	74
Class R-1	2,414	181	146	11	(1,785)	(134)	775	58
Class R-2	38,659	2,899	3,559	267	(33,202)	(2,492)	9,016	674
Class R-3	49,007	3,675	4,121	309	(72,684)	(5,443)	(19,556)	(1,459)
Class R-4	64,729	4,847	1,836	138	(12,595)	(947)	53,970	4,038
Class R-5	60,531	4,562	1,040	78	(3,797)	(285)	57,774	4,355
Total net increase
(decrease)	$805,728	60,466	$91,220	6,842	$(687,957)	(51,628)	$208,991	15,680

Year ended August 31, 2006
Class A	$389,815	29,260	$61,956	4,652	$(515,216)	(38,681)	$(63,445)	(4,769)
Class B	18,492	1,389	5,398	405	(45,487)	(3,415)	(21,597)	(1,621)
Class C	33,065	2,480	3,279	246	(43,575)	(3,270)	(7,231)	(544)
Class F	48,817	3,677	1,918	144	(27,197)	(2,049)	23,538	1,772
Class 529-A	8,621	647	1,530	115	(8,194)	(616)	1,957	146
Class 529-B	1,410	106	426	32	(2,064)	(155)	(228)	(17)
Class 529-C	5,511	414	740	56	(4,905)	(369)	1,346	101
Class 529-E	815	61	120	9	(453)	(34)	482	36
Class 529-F	773	58	82	6	(202)	(15)	653	49
Class R-1	2,075	156	117	9	(1,232)	(93)	960	72
Class R-2	35,720	2,681	2,893	218	(27,845)	(2,090)	10,768	809
Class R-3	44,435	3,329	3,626	272	(29,540)	(2,217)	18,521	1,384
Class R-4	12,422	932	677	51	(5,561)	(417)	7,538	566
Class R-5	5,557	415	373	28	(3,338)	(252)	2,592	191
Total net increase
(decrease)	$607,528	45,605	$83,135	6,243	$(714,809)	(53,673)	$(24,146)	(1,825)

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,678,275,000 and $2,503,606,000, respectively, during the year ended August 31, 2007.

Financial highlights (1)

		Income from investment operations(2)

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets	(4)
Class A:
Year ended 8/31/2007	$13.32	$.59	$.03		$.61	$(.59)	$13.35	4.72%	$1,758	.79%		.76%		4.38%
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.04	1,685	.77		.74		3.89
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.23	1,801	.76		.74		3.17
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.49	1,900	.71		.71		3.14
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.29	2,374	.76		.76		3.01
Class B:
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.99	158	1.51		1.47		3.66
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	169	1.49		1.46		3.17
Year ended 8/31/2005	13.74	.34	-	(5)	.34	(.36)	13.72	2.51	196	1.48		1.46		2.45
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.72	221	1.47		1.47		2.38
Year ended 8/31/2003	13.73	.32	(.10)		.22	(.36)	13.59	1.58	291	1.46		1.46		2.23
Class C:
Year ended 8/31/2007	13.32	.49	.03		.51	(.49)	13.35	3.94	125	1.55		1.52		3.62
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.27	109	1.55		1.52		3.11
Year ended 8/31/2005	13.74	.33	-	(5)	.33	(.35)	13.72	2.45	120	1.53		1.51		2.40
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.65	122	1.53		1.53		2.32
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.51	170	1.54		1.54		2.19
Class F:
Year ended 8/31/2007	13.32	.60	.03		.62	(.60)	13.35	4.80	99	.72		.69		4.44
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.10	76	.71		.68		3.98
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.24	54	.75		.73		3.18
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	33	.75		.75		3.04
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.29	23	.75		.75		3.00
Class 529-A:
Year ended 8/31/2007	13.32	.58	.03		.61	(.58)	13.35	4.66	44	.84		.81		4.33
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.00	39	.81		.78		3.86
Year ended 8/31/2005	13.74	.43	-	(5)	.43	(.45)	13.72	3.18	38	.81		.79		3.13
Year ended 8/31/2004	13.59	.42	.17		.59	(.44)	13.74	4.40	34	.80		.80		3.02
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.31	31	.68		.68		2.91
Class 529-B:
Year ended 8/31/2007	13.32	.48	.03		.50	(.48)	13.35	3.85	13	1.64		1.60		3.53
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.19	13	1.63		1.60		3.03
Year ended 8/31/2005	13.74	.32	-	(5)	.32	(.34)	13.72	2.34	14	1.65		1.63		2.29
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.54	13	1.64		1.64		2.20
Year ended 8/31/2003	13.73	.29	(.10)		.19	(.33)	13.59	1.38	14	1.63		1.63		1.92
Class 529-C:
Year ended 8/31/2007	13.32	.48	.03		.50	(.48)	13.35	3.86	27	1.63		1.60		3.54
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.20	24	1.62		1.59		3.06
Year ended 8/31/2005	13.74	.32	-	(5)	.32	(.34)	13.72	2.35	23	1.64		1.61		2.30
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.55	21	1.63		1.63		2.20
Year ended 8/31/2003	13.73	.29	(.10)		.19	(.33)	13.59	1.39	20	1.62		1.62		1.99
Class 529-E:
Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	13.35	4.38	4	1.12		1.09		4.05
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.73	3	1.09		1.06		3.60
Year ended 8/31/2005	13.74	.39	-	(5)	.39	(.41)	13.72	2.88	3	1.11		1.09		2.83
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.08	2	1.11		1.11		2.71
Year ended 8/31/2003	13.73	.37	(.10)		.27	(.41)	13.59	1.92	2	1.10		1.10		2.48
Class 529-F:
Year ended 8/31/2007	$13.32	$.61	$.03		$.64	$(.61)	$13.35	4.90%	$3	.62%		.59%		4.56%
Year ended 8/31/2006	13.72	.54	(.39)		.15	(.55)	13.32	1.20	2	.60		.57		4.09
Year ended 8/31/2005	13.74	.43	-	(5)	.43	(.45)	13.72	3.20	2	.78		.75		3.18
Year ended 8/31/2004	13.59	.41	.17		.58	(.43)	13.74	4.33	1	.86		.86		2.94
Period from 10/11/2002 to 8/31/2003	13.83	.30	(.15)		.15	(.39)	13.59	1.04	1	.84	(6)	.84	(6)	2.49	(6)
Class R-1:
Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	13.35	3.89	5	1.65		1.57		3.57
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.30	4	1.63		1.49		3.17
Year ended 8/31/2005	13.74	.33	-	(5)	.33	(.35)	13.72	2.46	3	1.66		1.50		2.43
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.66	2	1.74		1.52		2.26
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.49	1	2.02		1.52		1.86
Class R-2:
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.98	103	1.73		1.48		3.66
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	94	1.93		1.47		3.18
Year ended 8/31/2005	13.74	.34	-	(5)	.34	(.36)	13.72	2.50	85	1.94		1.47		2.46
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.70	68	2.02		1.48		2.32
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.53	43	2.05		1.47		1.81
Class R-3:
Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	13.35	4.39	88	1.11		1.08		4.05
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.69	107	1.20		1.09		3.56
Year ended 8/31/2005	13.74	.39	-	(5)	.39	(.41)	13.72	2.88	91	1.20		1.08		2.84
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.09	73	1.23		1.10		2.71
Year ended 8/31/2003	13.73	.37	(.10)		.27	(.41)	13.59	1.93	50	1.16		1.08		1.80
Class R-4:
Year ended 8/31/2007	13.32	.59	.03		.62	(.59)	13.35	4.79	75	.72		.69		4.50
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.06	21	.75		.72		3.96
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.25	13	.74		.72		3.21
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	8	.74		.74		3.05
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.30	5	.75		.73		2.58
Class R-5:
Year ended 8/31/2007	13.32	.63	.03		.66	(.63)	13.35	5.07	68	.45		.41		4.79
Year ended 8/31/2006	13.72	.56	(.39)		.17	(.57)	13.32	1.36	10	.45		.42		4.24
Year ended 8/31/2005	13.74	.48	-	(5)	.48	(.50)	13.72	3.56	8	.43		.41		3.50
Year ended 8/31/2004	13.59	.47	.17		.64	(.49)	13.74	4.78	7	.42		.42		3.39
Year ended 8/31/2003	13.73	.46	(.10)		.36	(.50)	13.59	2.63	9	.43		.43		3.31

	Year ended August 31
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	110%	146%	104%	72%	82%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Amount less than $.01.
(6) Annualized.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The American Funds Income Series - U.S. Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of The American Funds Income Series - U.S. Government Securities Fund, (the “Fund”), including the investment portfolio, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Income Series - U.S. Government Securities Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 11, 2007

Tax information
                                                                       unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2007:

U.S. government income that may be exempt from state taxation	$39,694,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

financials

html


[logo - American Funds/(R)/]          The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2007

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
20   Rollovers from retirement plans to IRAs
21   Plans of distribution
22   Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing primarily in securities that are guaranteed or sponsored by the U.S. government. All securities held by the fund will be rated AAA/Aaa or equivalent.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

At least 80% of the fund's assets will be invested in securities that are guaranteed or sponsored by the U.S. government, including debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National
Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa (or in unrated securities determined to be of equivalent quality by the fund's investment adviser).

While the fund invests in the highest quality debt securities, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. Prepayment risk is the risk that the issuers of fixed-income securities owned by the fund will prepay them at a time when interest rates have declined, which may require the fund to reinvest the proceeds in lower yielding securities. It is important to note that neither the fund nor its yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                   U.S. Government Securities Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997          8.39
1998          7.87
1999         -1.59
2000         11.93
2001          6.41
2002          9.02
2003          1.91
2004          2.88
2005          2.27
2006          3.15
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            4.59%  (quarter ended September 30, 1998)
LOWEST            -2.00%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.71%.

                                       2

U.S. Government Securities Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85   -0.75%   3.02%    4.75%        6.51%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02  2.41%       2.74%
 CLASS R-2 -- FIRST SOLD 5/31/02  2.43        2.84
 CLASS R-3 -- FIRST SOLD 6/6/02   2.82        3.25
 CLASS R-4 -- FIRST SOLD 5/28/02  3.18        3.66
 CLASS R-5 -- FIRST SOLD 5/15/02  3.49        4.11

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt               4.26%    4.78%    6.10%        7.78%
 Sponsored/Mortgage Index/3/
 Lipper General U.S. Government Funds  2.71     3.85     5.10         6.69
 Average/4/
 Consumer Price Index/5/               2.54     2.69     2.44         2.96
Class A 30-day annualized yield at August 31, 2007: 4.33%/6/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
     Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
     GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
/5/  Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
     U.S. Department of Labor, Bureau of Labor Statistics.
/6/  Reflects a fee waiver (4.30% without the waiver) as described in the Annual
     Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                   U.S. Government Securities Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.32%   0.32%  0.32%  0.32%  0.32%   0.32%
-------------------------------------------------------------------------------
 Distribution and/or service        0.26    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.21    0.33   0.66   0.29   0.15    0.13
-------------------------------------------------------------------------------
 Total annual fund operating        0.79    1.65   1.73   1.11   0.72    0.45
 expenses/1/
-------------------------------------------------------------------------------

/1/  The fund's investment adviser is currently waiving 10% of its management fee.
     The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees and total expenses in the table do not reflect any waiver or reimbursement.
     Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

/2/  Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
     .75% and .50%, respectively, of the class' average net assets annually.

                                       4

U.S. Government Securities Fund / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
                                                           ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

/1/  Payment amount depends on the date upon which services commenced.
/2/  Payment with respect to Recordkeeper Direct/(R)/ program.
/3/  Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $453    $618     $797      $1,316
--------------------------------------------------------------------
 Class R-1                        168     520      897       1,955
--------------------------------------------------------------------
 Class R-2                        176     545      939       2,041
--------------------------------------------------------------------
 Class R-3                        113     353      612       1,352
--------------------------------------------------------------------
 Class R-4                         74     230      401         894
--------------------------------------------------------------------
 Class R-5                         46     144      252         567
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                   U.S. Government Securities Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government, including securities issued by U.S.
governmental agencies or instrumentalities that are not guaranteed by the U.S.
government. In addition, the fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser. Such investments may include securities backed by pools of mortgages, also called
"mortgage-backed securities" or other asset-backed securities.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       6

U.S. Government Securities Fund / Prospectus


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                   U.S. Government Securities Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85    3.15%    3.81%    5.15%        6.70%

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02   2.41%       2.74%
 CLASS R-2 -- FIRST SOLD 5/31/02   2.43        2.84
 CLASS R-3 -- FIRST SOLD 6/6/02    2.82        3.25
 CLASS R-4 -- FIRST SOLD 5/28/02   3.18        3.66
 CLASS R-5 -- FIRST SOLD 5/15/02   3.49        4.11

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt            4.26%    4.78%      6.10%        7.78%
 Sponsored/Mortgage Index/3/
 Lipper General U.S. Government     2.71     3.85       5.10         6.69
 Funds Average/4/
 Consumer Price Index/5/            2.54     2.69       2.44         2.96
Class A distribution rate at December 31, 2006: 4.49%/6/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
     Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
     GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
/5/  Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
     U.S. Department of Labor, Bureau of Labor Statistics.

/6/  Reflects a fee waiver (4.45% without the waiver) as described in the Annual
     Fund Operating Expenses table under "Fees and expenses of the fund." Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       8

U.S. Government Securities Fund / Prospectus


[begin pie chart]

Holdings by type of investment as of August 31, 2007

Mortgage-backed obligations                              52.7%
U.S. Treasury bonds & notes                              26.9%
Federal agency bonds & notes                              9.7%
Asset-backed obligations                                  5.3%
Short-term securities & other assets less liabilities     5.4%
[end pie chart]

 QUALITY BREAKDOWN AS OF AUGUST 31, 2007
                                                         PERCENT OF NET ASSETS

 U.S. government obligations*                                    31.8%
-------------------------------------------------------------------------------
 Federal agencies                                                45.5
-------------------------------------------------------------------------------
 Aaa/AAA                                                         17.3
-------------------------------------------------------------------------------
 Short-term securities and other assets less                      5.4
liabilities

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                   U.S. Government Securities Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended August 31, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on a separate basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

U.S. Government Securities Fund / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

                                       11

                                   U.S. Government Securities Fund / Prospectus

The primary individual portfolio counselors for U.S. Government Securities Fund are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------

 JOHN H. SMET             21 years     Senior Vice President   Serves as a
 President and Trustee                 - Fixed Income,         fixed-income portfolio
                                       Capital Research and    counselor
                                       Management Company

                                       Investment
                                       professional for 25
                                       years in total;
                                       24 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 THOMAS H. HOGH           11 years     Senior Vice President   Serves as a
 Vice President                        - Fixed Income,         fixed-income portfolio
                                       Capital Research        counselor
                                       Company

                                       Investment
                                       professional for 21
                                       years in total;
                                       18 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 MARK R. MACDONALD         1 year      Senior Vice President   Serves as a
                                       - Fixed Income, and     fixed-income portfolio
                                       Director, Capital       counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 22
                                       years in total;
                                       13 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       12

U.S. Government Securities Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series./(R)/ Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       13

                                   U.S. Government Securities Fund / Prospectus

exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided

                                       14

U.S. Government Securities Fund / Prospectus


by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs."

                                       15

                                   U.S. Government Securities Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       16

U.S. Government Securities Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       17

                                   U.S. Government Securities Fund / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       18

U.S. Government Securities Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date
Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of

                                       19

                                   U.S. Government Securities Fund / Prospectus

 American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       20

U.S. Government Securities Fund / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                   U.S. Government Securities Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

U.S. Government Securities Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                   U.S. Government Securities Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/
                                                     Net
                                                    gains
                                                 (losses) on
                                                  securities
                      Net asset                     (both                      Dividends
                       value,         Net          realized      Total from    (from net     Net asset
                      beginning   investment         and         investment    investment  value, end of       Total
                       of year      income       unrealized)     operations     income)        year         return/2/,/3/
---------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2007   $13.32        $.59          $ .03            $.61         $(.59)       $13.35           4.72%
Year ended 8/31/2006    13.72         .52           (.39)            .13          (.53)        13.32           1.04
Year ended 8/31/2005    13.74         .44             --/4/          .44          (.46)        13.72           3.23
Year ended 8/31/2004    13.59         .43            .17             .60          (.45)        13.74           4.49
Year ended 8/31/2003    13.73         .42           (.10)            .32          (.46)        13.59           2.29
---------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2007    13.32         .48            .03             .51          (.48)        13.35           3.89
Year ended 8/31/2006    13.72         .42           (.39)            .03          (.43)        13.32            .30
Year ended 8/31/2005    13.74         .33             --/4/          .33          (.35)        13.72           2.46
Year ended 8/31/2004    13.59         .32            .17             .49          (.34)        13.74           3.66
Year ended 8/31/2003    13.73         .31           (.10)            .21          (.35)        13.59           1.49
---------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2007    13.32         .49            .03             .52          (.49)        13.35           3.98
Year ended 8/31/2006    13.72         .43           (.39)            .04          (.44)        13.32            .32
Year ended 8/31/2005    13.74         .34             --/4/          .34          (.36)        13.72           2.50
Year ended 8/31/2004    13.59         .33            .17             .50          (.35)        13.74           3.70
Year ended 8/31/2003    13.73         .31           (.10)            .21          (.35)        13.59           1.53
---------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2007   $13.32        $.54          $ .03            $.57         $(.54)       $13.35           4.39%
Year ended 8/31/2006    13.72         .48           (.39)            .09          (.49)        13.32            .69
Year ended 8/31/2005    13.74         .39             --/4/          .39          (.41)        13.72           2.88
Year ended 8/31/2004    13.59         .38            .17             .55          (.40)        13.74           4.09
Year ended 8/31/2003    13.73         .37           (.10)            .27          (.41)        13.59           1.93
---------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2007    13.32         .59            .03             .62          (.59)        13.35           4.79
Year ended 8/31/2006    13.72         .53           (.39)            .14          (.54)        13.32           1.06
Year ended 8/31/2005    13.74         .44             --/4/          .44          (.46)        13.72           3.25
Year ended 8/31/2004    13.59         .43            .17             .60          (.45)        13.74           4.45
Year ended 8/31/2003    13.73         .42           (.10)            .32          (.46)        13.59           2.30
---------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2007    13.32         .63            .03             .66          (.63)        13.35           5.07
Year ended 8/31/2006    13.72         .56           (.39)            .17          (.57)        13.32           1.36
Year ended 8/31/2005    13.74         .48             --/4/          .48          (.50)        13.72           3.56
Year ended 8/31/2004    13.59         .47            .17             .64          (.49)        13.74           4.78
Year ended 8/31/2003    13.73         .46           (.10)            .36          (.50)        13.59           2.63

                                       24

U.S. Government Securities Fund / Prospectus


                                      Ratio of     Ratio of
                                     expenses to  expenses to
                                     average net  average net
                                       assets       assets
                       Net assets,     before        after      Ratio of net
                         end of         reim-        reim-         income
                          year       bursements/  bursements/    to average
                      (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2007     $1,758          .79%         .76%          4.38%
Year ended 8/31/2006      1,685          .77          .74           3.89
Year ended 8/31/2005      1,801          .76          .74           3.17
Year ended 8/31/2004      1,900          .71          .71           3.14
Year ended 8/31/2003      2,374          .76          .76           3.01
------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2007          5         1.65         1.57           3.57
Year ended 8/31/2006          4         1.63         1.49           3.17
Year ended 8/31/2005          3         1.66         1.50           2.43
Year ended 8/31/2004          2         1.74         1.52           2.26
Year ended 8/31/2003          1         2.02         1.52           1.86
------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2007        103         1.73         1.48           3.66
Year ended 8/31/2006         94         1.93         1.47           3.18
Year ended 8/31/2005         85         1.94         1.47           2.46
Year ended 8/31/2004         68         2.02         1.48           2.32
Year ended 8/31/2003         43         2.05         1.47           1.81
------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2007     $   88         1.11%        1.08%          4.05%
Year ended 8/31/2006        107         1.20         1.09           3.56
Year ended 8/31/2005         91         1.20         1.08           2.84
Year ended 8/31/2004         73         1.23         1.10           2.71
Year ended 8/31/2003         50         1.16         1.08           1.80
------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2007         75          .72          .69           4.50
Year ended 8/31/2006         21          .75          .72           3.96
Year ended 8/31/2005         13          .74          .72           3.21
Year ended 8/31/2004          8          .74          .74           3.05
Year ended 8/31/2003          5          .75          .73           2.58
------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2007         68          .45          .41           4.79
Year ended 8/31/2006         10          .45          .42           4.24
Year ended 8/31/2005          8          .43          .41           3.50
Year ended 8/31/2004          7          .42          .42           3.39
Year ended 8/31/2003          9          .43          .43           3.31

                                           YEAR ENDED AUGUST 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      110%        146%        104%         72%          82%
 OF SHARES

/1/  Based on average shares outstanding.

/2/  Total returns exclude all sales charges.
/3/  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
     Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
     Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
/4/  Amount less than $.01.

                                       25

                                   U.S. Government Securities Fund / Prospectus


NOTES

                                       26

U.S. Government Securities Fund / Prospectus


NOTES

                                       27

                                   U.S. Government Securities Fund / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES              American Funds Service Company
                                       800/421-0180
 FOR RETIREMENT PLAN SERVICES          Call your employer or plan administrator
 FOR ADVISER MARKETING                 American Funds Distributors
                                       800/421-9900
 FOR 24-HOUR INFORMATION               americanfunds.com
                                       For Class R share information, visit
                                       AmericanFundsRetirement.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[logo - recycled bug]
Printed on recycled paper

Printed on recycled paper
RPGEPR-922-1107P Litho in USA CGD/B/8034    Investment Company File No. 811-04318
---------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International
         Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds/(R)/]          The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2007

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
20   Rollovers from retirement plans to IRAs
21   Plans of distribution
22   Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing primarily in securities that are guaranteed or sponsored by the U.S. government. All securities held by the fund will be rated AAA/Aaa or equivalent.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

At least 80% of the fund's assets will be invested in securities that are guaranteed or sponsored by the U.S. government, including debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National
Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa (or in unrated securities determined to be of equivalent quality by the fund's investment adviser).

While the fund invests in the highest quality debt securities, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. Prepayment risk is the risk that the issuers of fixed-income securities owned by the fund will prepay them at a time when interest rates have declined, which may require the fund to reinvest the proceeds in lower yielding securities. It is important to note that neither the fund nor its yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                   U.S. Government Securities Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997          8.39
1998          7.87
1999         -1.59
2000         11.93
2001          6.41
2002          9.02
2003          1.91
2004          2.88
2005          2.27
2006          3.15
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            4.59%  (quarter ended September 30, 1998)
LOWEST            -2.00%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.71%.

                                       2

U.S. Government Securities Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85   -0.75%   3.02%    4.75%        6.51%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02  2.41%       2.74%
 CLASS R-2 -- FIRST SOLD 5/31/02  2.43        2.84
 CLASS R-3 -- FIRST SOLD 6/6/02   2.82        3.25
 CLASS R-4 -- FIRST SOLD 5/28/02  3.18        3.66
 CLASS R-5 -- FIRST SOLD 5/15/02  3.49        4.11

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt               4.26%    4.78%    6.10%        7.78%
 Sponsored/Mortgage Index/3/
 Lipper General U.S. Government Funds  2.71     3.85     5.10         6.69
 Average/4/
 Consumer Price Index/5/               2.54     2.69     2.44         2.96
Class A 30-day annualized yield at August 31, 2007: 4.33%/6/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
     Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
     GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
/5/  Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
     U.S. Department of Labor, Bureau of Labor Statistics.
/6/  Reflects a fee waiver (4.30% without the waiver) as described in the Annual
     Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                   U.S. Government Securities Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.32%   0.32%  0.32%  0.32%  0.32%   0.32%
-------------------------------------------------------------------------------
 Distribution and/or service        0.26    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.21    0.33   0.66   0.29   0.15    0.13
-------------------------------------------------------------------------------
 Total annual fund operating        0.79    1.65   1.73   1.11   0.72    0.45
 expenses/1/
-------------------------------------------------------------------------------

/1/  The fund's investment adviser is currently waiving 10% of its management fee.
     The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees and total expenses in the table do not reflect any waiver or reimbursement.
     Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

/2/  Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
     .75% and .50%, respectively, of the class' average net assets annually.

                                       4

U.S. Government Securities Fund / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
                                                           ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

/1/  Payment amount depends on the date upon which services commenced.
/2/  Payment with respect to Recordkeeper Direct/(R)/ program.
/3/  Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $453    $618     $797      $1,316
--------------------------------------------------------------------
 Class R-1                        168     520      897       1,955
--------------------------------------------------------------------
 Class R-2                        176     545      939       2,041
--------------------------------------------------------------------
 Class R-3                        113     353      612       1,352
--------------------------------------------------------------------
 Class R-4                         74     230      401         894
--------------------------------------------------------------------
 Class R-5                         46     144      252         567
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                   U.S. Government Securities Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government, including securities issued by U.S.
governmental agencies or instrumentalities that are not guaranteed by the U.S.
government. In addition, the fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser. Such investments may include securities backed by pools of mortgages, also called
"mortgage-backed securities" or other asset-backed securities.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       6

U.S. Government Securities Fund / Prospectus


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                   U.S. Government Securities Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85    3.15%    3.81%    5.15%        6.70%

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02   2.41%       2.74%
 CLASS R-2 -- FIRST SOLD 5/31/02   2.43        2.84
 CLASS R-3 -- FIRST SOLD 6/6/02    2.82        3.25
 CLASS R-4 -- FIRST SOLD 5/28/02   3.18        3.66
 CLASS R-5 -- FIRST SOLD 5/15/02   3.49        4.11

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt            4.26%    4.78%      6.10%        7.78%
 Sponsored/Mortgage Index/3/
 Lipper General U.S. Government     2.71     3.85       5.10         6.69
 Funds Average/4/
 Consumer Price Index/5/            2.54     2.69       2.44         2.96
Class A distribution rate at December 31, 2006: 4.49%/6/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
     Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
     GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
/5/  Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
     U.S. Department of Labor, Bureau of Labor Statistics.

/6/  Reflects a fee waiver (4.45% without the waiver) as described in the Annual
     Fund Operating Expenses table under "Fees and expenses of the fund." Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       8

U.S. Government Securities Fund / Prospectus


[begin pie chart]

Holdings by type of investment as of August 31, 2007

Mortgage-backed obligations                              52.7%
U.S. Treasury bonds & notes                              26.9%
Federal agency bonds & notes                              9.7%
Asset-backed obligations                                  5.3%
Short-term securities & other assets less liabilities     5.4%
[end pie chart]

 QUALITY BREAKDOWN AS OF AUGUST 31, 2007
                                                         PERCENT OF NET ASSETS

 U.S. government obligations*                                    31.8%
-------------------------------------------------------------------------------
 Federal agencies                                                45.5
-------------------------------------------------------------------------------
 Aaa/AAA                                                         17.3
-------------------------------------------------------------------------------
 Short-term securities and other assets less                      5.4
liabilities

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                   U.S. Government Securities Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended August 31, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on a separate basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

U.S. Government Securities Fund / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

                                       11

                                   U.S. Government Securities Fund / Prospectus

The primary individual portfolio counselors for U.S. Government Securities Fund are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------

 JOHN H. SMET             21 years     Senior Vice President   Serves as a
 President and Trustee                 - Fixed Income,         fixed-income portfolio
                                       Capital Research and    counselor
                                       Management Company

                                       Investment
                                       professional for 25
                                       years in total;
                                       24 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 THOMAS H. HOGH           11 years     Senior Vice President   Serves as a
 Vice President                        - Fixed Income,         fixed-income portfolio
                                       Capital Research        counselor
                                       Company

                                       Investment
                                       professional for 21
                                       years in total;
                                       18 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 MARK R. MACDONALD         1 year      Senior Vice President   Serves as a
                                       - Fixed Income, and     fixed-income portfolio
                                       Director, Capital       counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 22
                                       years in total;
                                       13 years with Capital
                                       Research and
                                       Management Company or
                                       affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       12

U.S. Government Securities Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series./(R)/ Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       13

                                   U.S. Government Securities Fund / Prospectus

exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided

                                       14

U.S. Government Securities Fund / Prospectus


by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs."

                                       15

                                   U.S. Government Securities Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       16

U.S. Government Securities Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       17

                                   U.S. Government Securities Fund / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       18

U.S. Government Securities Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date
Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of

                                       19

                                   U.S. Government Securities Fund / Prospectus

 American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       20

U.S. Government Securities Fund / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                   U.S. Government Securities Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

U.S. Government Securities Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                   U.S. Government Securities Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/
                                                     Net
                                                    gains
                                                 (losses) on
                                                  securities
                      Net asset                     (both                      Dividends
                       value,         Net          realized      Total from    (from net     Net asset
                      beginning   investment         and         investment    investment  value, end of       Total
                       of year      income       unrealized)     operations     income)        year         return/2/,/3/
---------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2007   $13.32        $.59          $ .03            $.61         $(.59)       $13.35           4.72%
Year ended 8/31/2006    13.72         .52           (.39)            .13          (.53)        13.32           1.04
Year ended 8/31/2005    13.74         .44             --/4/          .44          (.46)        13.72           3.23
Year ended 8/31/2004    13.59         .43            .17             .60          (.45)        13.74           4.49
Year ended 8/31/2003    13.73         .42           (.10)            .32          (.46)        13.59           2.29
---------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2007    13.32         .48            .03             .51          (.48)        13.35           3.89
Year ended 8/31/2006    13.72         .42           (.39)            .03          (.43)        13.32            .30
Year ended 8/31/2005    13.74         .33             --/4/          .33          (.35)        13.72           2.46
Year ended 8/31/2004    13.59         .32            .17             .49          (.34)        13.74           3.66
Year ended 8/31/2003    13.73         .31           (.10)            .21          (.35)        13.59           1.49
---------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2007    13.32         .49            .03             .52          (.49)        13.35           3.98
Year ended 8/31/2006    13.72         .43           (.39)            .04          (.44)        13.32            .32
Year ended 8/31/2005    13.74         .34             --/4/          .34          (.36)        13.72           2.50
Year ended 8/31/2004    13.59         .33            .17             .50          (.35)        13.74           3.70
Year ended 8/31/2003    13.73         .31           (.10)            .21          (.35)        13.59           1.53
---------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2007   $13.32        $.54          $ .03            $.57         $(.54)       $13.35           4.39%
Year ended 8/31/2006    13.72         .48           (.39)            .09          (.49)        13.32            .69
Year ended 8/31/2005    13.74         .39             --/4/          .39          (.41)        13.72           2.88
Year ended 8/31/2004    13.59         .38            .17             .55          (.40)        13.74           4.09
Year ended 8/31/2003    13.73         .37           (.10)            .27          (.41)        13.59           1.93
---------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2007    13.32         .59            .03             .62          (.59)        13.35           4.79
Year ended 8/31/2006    13.72         .53           (.39)            .14          (.54)        13.32           1.06
Year ended 8/31/2005    13.74         .44             --/4/          .44          (.46)        13.72           3.25
Year ended 8/31/2004    13.59         .43            .17             .60          (.45)        13.74           4.45
Year ended 8/31/2003    13.73         .42           (.10)            .32          (.46)        13.59           2.30
---------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2007    13.32         .63            .03             .66          (.63)        13.35           5.07
Year ended 8/31/2006    13.72         .56           (.39)            .17          (.57)        13.32           1.36
Year ended 8/31/2005    13.74         .48             --/4/          .48          (.50)        13.72           3.56
Year ended 8/31/2004    13.59         .47            .17             .64          (.49)        13.74           4.78
Year ended 8/31/2003    13.73         .46           (.10)            .36          (.50)        13.59           2.63

                                       24

U.S. Government Securities Fund / Prospectus


                                      Ratio of     Ratio of
                                     expenses to  expenses to
                                     average net  average net
                                       assets       assets
                       Net assets,     before        after      Ratio of net
                         end of         reim-        reim-         income
                          year       bursements/  bursements/    to average
                      (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2007     $1,758          .79%         .76%          4.38%
Year ended 8/31/2006      1,685          .77          .74           3.89
Year ended 8/31/2005      1,801          .76          .74           3.17
Year ended 8/31/2004      1,900          .71          .71           3.14
Year ended 8/31/2003      2,374          .76          .76           3.01
------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2007          5         1.65         1.57           3.57
Year ended 8/31/2006          4         1.63         1.49           3.17
Year ended 8/31/2005          3         1.66         1.50           2.43
Year ended 8/31/2004          2         1.74         1.52           2.26
Year ended 8/31/2003          1         2.02         1.52           1.86
------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2007        103         1.73         1.48           3.66
Year ended 8/31/2006         94         1.93         1.47           3.18
Year ended 8/31/2005         85         1.94         1.47           2.46
Year ended 8/31/2004         68         2.02         1.48           2.32
Year ended 8/31/2003         43         2.05         1.47           1.81
------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2007     $   88         1.11%        1.08%          4.05%
Year ended 8/31/2006        107         1.20         1.09           3.56
Year ended 8/31/2005         91         1.20         1.08           2.84
Year ended 8/31/2004         73         1.23         1.10           2.71
Year ended 8/31/2003         50         1.16         1.08           1.80
------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2007         75          .72          .69           4.50
Year ended 8/31/2006         21          .75          .72           3.96
Year ended 8/31/2005         13          .74          .72           3.21
Year ended 8/31/2004          8          .74          .74           3.05
Year ended 8/31/2003          5          .75          .73           2.58
------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2007         68          .45          .41           4.79
Year ended 8/31/2006         10          .45          .42           4.24
Year ended 8/31/2005          8          .43          .41           3.50
Year ended 8/31/2004          7          .42          .42           3.39
Year ended 8/31/2003          9          .43          .43           3.31

                                           YEAR ENDED AUGUST 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      110%        146%        104%         72%          82%
 OF SHARES

/1/  Based on average shares outstanding.

/2/  Total returns exclude all sales charges.
/3/  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
     Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
     Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
/4/  Amount less than $.01.

                                       25

                                   U.S. Government Securities Fund / Prospectus


NOTES

                                       26

U.S. Government Securities Fund / Prospectus


NOTES

                                       27

                                   U.S. Government Securities Fund / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES              American Funds Service Company
                                       800/421-0180
 FOR RETIREMENT PLAN SERVICES          Call your employer or plan administrator
 FOR ADVISER MARKETING                 American Funds Distributors
                                       800/421-9900
 FOR 24-HOUR INFORMATION               americanfunds.com
                                       For Class R share information, visit
                                       AmericanFundsRetirement.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[logo - recycled bug]
Printed on recycled paper

Printed on recycled paper
RPGEPR-922-1107P Litho in USA CGD/B/8034    Investment Company File No. 811-04318
---------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International
         Capital Guardian      Capital Bank and Trust

html

The American Funds Income Series
(U.S. Government Securities Fund)

Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-04318 and 1933 Act No. 002-98199)

(a)
Declaration of Trust and Amendment to and Restatement of Declaration of Trust - previously filed (see P/E Amendment No. 19 filed 10/29/97; Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value - previously filed (see P/E Amendment No. 23 filed 3/10/00; No. 25 filed 3/8/01; and No. 27 filed 2/13/02)

(b)	By-laws– By-laws as amended 9/20/07

(c)	Instruments Defining Rights of Security Holders– Form of share certificate – previously filed (see P/E Amendment No. 25 filed 3/18/01)

(d)	Investment Advisory Contracts– Amended Investment Advisory and Service Agreement dated 6/1/04 - previously filed (see P/E Amendment No. 31 filed 11/1/04)

(e-1)
Underwriting Contracts– Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 27 filed 2/13/02) Form of Selling Group Agreements – previously filed (see P/E Amendment No. 28 filed 5/13/02) and Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 31 filed 11/1/04); and Form of Amendment to Selling Group Agreement – effective 11/1/06 – previously filed (see P/E Amendment No. 34 filed 10/31/06)

(e-2)	Form of Amendment to Selling Group Agreement effective 2/1/07 and Form of Amendment to Institutional Selling Group Agreement effective 2/1/07

(f)	Bonus or Profit Sharing Contracts– Deferred Compensation Plan as amended 1/1/05

(g)	Custodian Agreements– Form of Global Custody Agreement dated 12/21/06

(h-1)
Other Material Contracts – Form of Amended and Restated Administrative Services Agreement dated 10/1/05 – previously filed (see P/E Amendment No. 32 filed 10/31/05); Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 31 filed 11/1/04) and form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 31 filed 11/1/04)

(h-2)                      Form of Amendment to Shareholder Services Agreement dated 11/1/06

(i)	Legal Opinion– Legal Opinion - previously filed (see P/E Amendment filed in 1985; P/E Amendment No. 23 filed 3/10/00; No. 25 filed 3/8/01; No. 27 filed 2/13/02; and No. 28 filed 5/13/02)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)           Omitted Financial Statements - None

(l)	Initial capital agreements - previously filed (see P/E Amendment No.19 filed 10/29/97)

(m)	Rule 12b-1 Plan– Forms of Plans of Distribution - Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4

(n)	Rule 18f-3 Plan– Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 27 filed 2/13/02)

(o)           Reserved

(p-1)	Code of Ethics– Code of Ethics for The Capital Group Companies dated September 2007

(p-2)	Code of Ethics for Registrant dated December 2005 – previously filed (see P/E Amendment No. 34 filed 10/31/06)

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Regional Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Steven L. Barnes	Senior Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Bockstie, Jr., Gerard M.	Regional Vice President	None
LAO	Ian B. Bodell	Senior Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President	None
LAO	David D. Charlton	Director, Senior Vice President	None
LAO	Thomas M. Charon	Regional Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
IRV	Josie Cortez	Assistant Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Regional Vice President	None
LAO	John R. Fodor	Senior Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
IRV	Evelyn K. Glassford	Vice President	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Regional Vice President	None
IRV	Steven Guida	Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	David E. Harper	Senior Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Assistant Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Kidwell, Ryan C.	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
IND	Kelle Lindenberg	Assistant Vice President	None
LAO	Louis K. Linquata	Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Katharine McRoskey	Vice President	None
LAO	Scott M. Meade	Vice President	None
LAO	Mills, William T.	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Regional Vice President	None
LAO	Munson, Brian D.	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Heidi J. Novaes	Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Regional Vice President	None
LAO	Gary A. Peace	Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Mike Quinn	Regional Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Regional Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	President and Trustee
LAO	Rodney G. Smith	Senior Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Regional Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David Tippets	Regional Vice President	None
LAO	James P. Toomey	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	George F. Truesdail	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Vice President	None
LAO	J. Kelly Webb	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Brian E. Whalen	Regional Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)                      None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, CA 92618, 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240, 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 30th day of October, 2007.

THE AMERICAN FUNDS INSURANCE SERIES
(U.S. GOVERNMENT SECURITIES FUND)

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 30, 2007, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	President and Trustee
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	/s/ Abner D. Goldstine	Vice Chairman and Trustee
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	/s/ John H. Smet	President and Trustee
(John H. Smet)
	Steadman Upham*	Trustee
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, Richard G.Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at     Rancho Santa Fe, CA, this 3rd day of July, 2007.
        (City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. FrederickChristie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 1st day of July, 2007.
    (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G.Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at   Pasadena, CA, this 14th day of July, 2007.
 (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, MartinFenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at      Bridgehampton, NY, this 7th day of July, 2007.
       (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R.Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at      Rolling Hills, CA, this 3rd day of July, 2007.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. ClarkHooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at      Moultonborough, NH, this 15th day of July, 2007.
        (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G.Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at     Los Angeles, CA, this 16th day of July, 2007.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M.Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at    Los Angeles, CA, this 5th day of July, 2007.
    (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, SteadmanUpham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at      Tulsa, OK, this 4th day of September, 2007.
                         (City, State)

/s/ Steadman Upham
Steadman Upham, Board member